Registration No. 33-6510

    As filed with the Securities and Exchange Commission on December 31, 1996

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X

                  Pre-Effective Amendment No.

                  Post-Effective Amendment No.  19                       X

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   X

                  Amendment No.  20                                        X

                        (Check appropriate box or boxes)

                             TEMPLETON INCOME TRUST
               (Exact Name of Registrant as Specified in Charter)

      700 CENTRAL AVENUE, P.O. BOX 33030, ST. PETERSBURG, FLORIDA 33733-8030
               (Address of Principal Executive Offices) (Zip Code)

                  Registrant's Telephone Number: (813) 823-8712

                               Ellen F. Stoutamire
                               700 Central Avenue
                                 P.O. Box 33030
                       ST. PETERSBURG, FLORIDA 33733-8030
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

                  immediately upon filing pursuant to paragraph (b) of Rule 485

      X           on JANUARY 1, 1997 pursuant to paragraph (b) of Rule 485

                  60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485

                  75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (DATE) pursuant to paragraph (a)(2) of Rule 485

                  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

---------------------------------------------------------------------------
The Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, and filed its Rule 24f-2 Notice for the fiscal year ended August 31, 1996 on October 30, 1996.




PAGE



                             TEMPLETON INCOME TRUST
                              CROSS-REFERENCE SHEET

                                    FORM N-1A

                                     PART A


N-1A                                                      LOCATION IN
ITEM NO.             ITEM                           REGISTRATION STATEMENT
  1               Cover page                           Cover Page

  2               Synopsis                              Expense Summary

  3               Condensed Financial                  "Financial Highlights";
                  Information                          "How Does the Fund
                                                        Measure Performance?"

  4               General Description                "How Is the Trust Organized?";
                  of Registrant                      "How Does the Fund Invest Its
                                                      Assets?"; "What Are the Fund's
                                                      Potential Risks?"

  5               Management of the Fund             "Who Manages the Fund?"

  5A              Management's Discussion            Contained in Registrant's Annual
                  of Fund Performance                Report to Shareholders

  6               Capital Stock and Other            "How Is the Fund Organized?";
                  Securities                         "Services to Help You Manage Your
                                                      I Received From the Fund?"; "How
                                                      Taxation Affects You and the
                                                      Fund?"

  7               Purchase of Securities             "How Do I Buy Shares?"; "May I
                  Being Offered                       Exchange Shares for Shares of
                                                      Another Fund?"; "Transaction
                                                      Procedures and Special
                                                      Requirements"; "Services to Help
                                                      You Manage Your Account"; "Who
                                                      Manages the Fund?" "Useful Terms
                                                      and Definitions"

  8               Redemption or Repurchase           "May I Exchange Shares for Shares of
                                                      Another Fund?"; "How Do I Sell
                                                      Shares?"; "Transaction Procedures
                                                      and Special Requirements"; Services
                                                      to Help You Manage Your Account"

  9               Pending Legal Procedures            Not Applicable



PAGE


                             TEMPLETON INCOME TRUST
                              CROSS-REFERENCE SHEET

                                    FORM N-1A

                                     PART B

N-1A                                                      LOCATION IN
ITEM NO.             ITEM                           REGISTRATION STATEMENT

 10               Cover Page                         Cover Page

 11               Table of Contents                  Table of Contents

 12               General Information and            Not Applicable
                  History

 13               Investment Objectives and          "How Does the Fund Invest Its
                  Policies                            Assets?";"Investment Restrictions";
                                                     "What Are the Fund's Potential
                                                      Risks?"

 14               Management of the                  "Officers and Trustees"; "Investment
                  Registrant                          Advisory and Other Services"

 15               Control Persons and                "Officers and Trustees"; "Investment
                  Principal Holders of                Advisory and Other Services";
                  Securities                         "Miscellaneous Information?"

 16               Investment Advisory and            "Investment Advisory and Other
                  Other Services                      Services";"The Fund's Underwriter"

 17               Brokerage Allocation and           "How Does the Fund Buy Securities
                  Other Practices                     For Its Portfolio?"

 18               Capital Stock and Other            "Miscellaneous Information"; See
                  Securities                          Prospectus "How Is The Trust
                                                      Organized?"

 19               Purchase, Redemption and           "How Do I Buy, Sell and Exchange
                  Pricing of Securities               Shares?"; "How Are Fund Shares
                  Being Offered                       Valued?"; "Financial Statements"

 20               Tax Status                         "Additional Information on
                                                      Distributions and Taxes"

 21               Underwriters                       "The Fund's Underwriter"

 22               Calculation of Performance         "How Does the Fund Measure
                  Data                                Performance?"

 23               Financial Statements               Financial Statements




PAGE



                                     PART A
                                   PROSPECTUS



PAGE



                               PROSPECTUS
                             &  APPLICATION

                                      LOGO

                                TEMPLETON
                            GLOBAL BOND FUND
           --------------------------------------------------
                             JANUARY 1, 1997

                           INVESTMENT STRATEGY
                              GLOBAL GROWTH
                               AND INCOME

                                  LOGO
--------------------------------------------------------------------------------

This prospectus describes the Advisor Class shares of Templeton Global Bond Fund (the "Fund"). It contains information you should know before investing in the Fund. Please keep it for future reference.

The Fund may borrow money for investment purposes, which will exaggerate any increase or decrease in the market value of the Fund's portfolio and subject the money borrowed to interest and other costs. The Fund is a series of Templeton Income Trust (the "Trust").

The Fund's SAI for the Advisor Class, dated January 1, 1997, as may be amended from time to time, includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN or write the Fund at the address shown.

Advisor Class shares are only available for purchase by certain persons, including, among others, certain financial institutions (such as banks, trust companies, savings institutions and credit unions); government and tax-exempt entities; certain pension, profit sharing and employee benefit plans; certain qualified groups, including family trusts, endowments, foundations and corporations; Franklin Templeton Fund Allocator Series; and directors, trustees, officers and full time employees (and their family members) of Franklin Templeton Group and the Franklin Templeton Group of Funds. See "About Your Account."

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PAGE


                            TEMPLETON GLOBAL
                                BOND FUND


       This prospectus is not an offering of the securities herein described in any state in which the offering is not authorized.
           No sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this prospectus. Further information may be obtained from Distributors.

    -----------------------------------------------------------------

               When reading this prospectus, you will see
              certain terms beginning with capital letters.
                    This means the term is explained
                        in our glossary section.

PAGE

                            TABLE OF CONTENTS

                            ABOUT THE FUND

                            Expense Summary .................... 2
                            How Does the Fund Invest Its
                            Assets? ............................ 3
                            What Are the Fund's Potential
                            Risks? ............................. 9
                            Who Manages the Fund? .............. 13
                            How Does the Fund Measure
                            Performance? ....................... 14
                            How Is the Fund Organized? ......... 15
                            How Taxation Affects You and the
                            Fund ............................... 16

                            ABOUT YOUR ACCOUNT

                            How Do I Buy Shares? ............... 17
                            May I Exchange Shares for Shares of
                            Another Fund? ...................... 19
                            How Do I Sell Shares................ 22
TEMPLETON                   What Distributions Might I Receive
GLOBAL                      From the Fund? ..................... 23
BOND                        Transaction Procedures and Special
FUND                        Requirements ....................... 24
------------------------    Services to Help You Manage Your
January 1, 1997             Account ............................ 29

700 Central Avenue          GLOSSARY
St. Petersburg, FL 33701
1-800/DIAL BEN              Useful Terms and Definitions ....... 32

PAGE

ABOUT THE FUND

EXPENSE SUMMARY

This table is designed to help you understand the costs of investing in the Advisor Class shares of the Fund. Because Advisor Class shares were not offered to the public before January 1, 1997, the table is based on the historical expenses of the Class I shares of the Fund for the fiscal year ended August 31, 1996.+ Your actual expenses may vary.

A.   Shareholder Transaction Expenses(++)
     Maximum Sales Charge Imposed on Purchases                NONE
     Exchange Fee (per transaction)                          $5.00(+++)
B.   Annual Fund Operating Expenses
       (as a percentage of average net assets)
     Management Fees                                          0.50%
     Rule 12b-1 Fees                                          NONE
     Other Expenses                                           0.41%
                                                             -----
     Total Fund Operating Expenses                            0.91%
                                                             -----
C.   Example

    Assume the annual return for Advisor Class shares is 5% and operating expenses are as described above. For each $1,000 investment, you would pay the following projected expenses if you sold your shares after the number of years shown.

    ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS
    ------------------------------------------------------
    $9           $29             $50            $112

    THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of the Advisor Class and are not directly charged to your account.

(+)Unlike Advisor Class shares, the Class I shares of the Fund have a front-end sales charge and Rule 12b-1 fees.

(++)If your transaction is processed through your Securities Dealer you may be charged a fee by your Securities Dealer for this service.

(+++)$5.00 fee is only for Market Timers. We process all other exchanges without a fee.

 - Templeton Global Bond Fund

                                        2

PAGE

HOW DOES THE FUND INVEST ITS ASSETS?

The Fund's Investment Objective

The Fund's investment objective is current income with capital appreciation and growth of income. The Fund seeks to achieve its objective through a flexible policy of investing primarily in debt securities of companies, governments and government agencies of various nations throughout the world, as well as preferred stock, common stocks which pay dividends, income-producing securities which are convertible into common stock of such companies and sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), and Global Depositary Receipts ("GDRs") (collectively, "depositary receipts"). The objective is a fundamental policy of the Fund and may not be changed without shareholder approval. Under normal circumstances, the Fund will invest at least 65% of its total assets in issuers domiciled in at least three different nations (one of which may be the U.S.). The Fund's investments in common stocks will emphasize companies, in various countries and industries, which pay dividends and may offer prospects for further growth in dividend payments and capital appreciation. Of course, there is no assurance that the Fund's objective will be achieved.

The Fund may invest in any debt security (which may include structured investments, as described in the SAI under "How Does the Fund Invest Its
Assets? - Structured Investments"), including securities rated in any category by S&P or Moody's and securities which are unrated by any rating agency. As an operating policy, the Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's. The average maturity of the debt securities in the Fund's portfolio will fluctuate depending upon TGBM's judgment as to future interest rate changes. In addition, when TGBM determines that a temporary defensive strategy is warranted, the Fund may invest without limit in U.S. government securities maturing in 13 months or less, commercial paper, bank time deposits with less than seven days remaining to maturity and bankers' acceptances. See "How Does the Fund Invest Its
Assets? - Debt Securities" in the SAI for descriptions of debt securities rated BBB by S&P and Baa by Moody's.

The Fund may buy and sell financial futures contracts, stock and bond index futures contracts and foreign currency forward and futures contracts. The Fund also may write and buy put and call options on securities, indices, foreign currencies and futures contracts. In addition, the Fund may invest in "when-issued" securities and collateralized mortgage obligations, lend its portfolio securities and borrow money for investment purposes (i.e., "leverage" its portfolio). The Fund may also invest in repurchase agreements. These investment

                                                    Templeton Global Bond Fund -

                                        3

PAGE

techniques are described below and under the heading "How Does the Fund Invest Its Assets?" in the SAI.

Although the Fund may invest up to 25% of its assets in a single industry, there is no present intention of doing so. Under a non-fundamental policy approved by the Board, TGBM will select securities for purchase by the Fund from many industries that it believes to be productive and beneficial.

The Fund may invest up to 5% of its total assets in securities that may not be resold without registration under applicable law ("restricted securities"). There may be a lapse of time between the Fund's decision to sell any restricted security and the registration of the security. During this period, the price of the security will be subject to market fluctuations. The Fund may invest up to 10% of its total assets in restricted securities and other securities which are not restricted but which are not readily marketable (i.e., trading in the security is suspended or, in the case of unlisted securities, market makers do not exist or will not entertain bids or offers).

The Fund does not intend to emphasize short-term trading profits and usually expects to have a portfolio turnover rate not exceeding 200%.

Types of Securities in which the Fund May Invest

The Fund is authorized to use the various securities and investment techniques described below. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by the Fund in some of the markets in which the Fund will invest and may not be available for extensive use in the future.

Repurchase Agreements. When the Fund acquires a security from a U.S. bank or a registered broker-dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed-upon rate of return, which is not tied to the coupon rate of the underlying security. Under the 1940 Act, repurchase agreements are considered to be loans collateralized by the underlying security and therefore will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security declines, as well as incur disposition costs in liquidating the security.

 - Templeton Global Bond Fund

                                        4

PAGE

Options on Securities, Indices and Futures Contracts. The Fund may write (i.e., sell) covered put and call options and purchase put and call options on securities, securities indices or futures contracts that are traded on U.S. and foreign exchanges or in the over-the-counter markets. An option on a security or futures contract is a contract that permits the purchaser of the option, in return for the premium paid, the right to buy a specified security or futures contract (in the case of a call option) or to sell a specified security or futures contract (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index permits the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. The Fund may write a call or put option only if the option is "covered." This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities or futures contracts subject to the call, or hold a call at the same or lower exercise price, for the same exercise period, and on the same securities or futures contracts as the written call. A put is covered if the Fund maintains liquid assets with a value equal to the exercise price in a segregated account, or holds a put on the same underlying securities or futures contracts at an equal or greater exercise price.

Forward Foreign Currency Exchange Contracts and Options on Foreign Currencies. The Fund will normally conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Fund will generally not enter into a forward contract with a term of greater than one year. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers.

The Fund will generally enter into forward contracts only under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security in relation to another currency by entering into a forward contract to buy the amount of foreign currency needed to settle the transaction. Second, when TGBM believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund's portfolio securities

                                                    Templeton Global Bond Fund -

                                        5

PAGE

denominated in such foreign currency. This second investment practice is generally referred to as "cross-hedging." The Fund's forward transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. The Fund has no specific limitation on the percentage of assets it may commit to forward contracts, subject to its stated investment objective and policies, except that the Fund will not enter a forward contract if the amount of assets set aside to cover forward contracts would impede portfolio management or the Fund's ability to meet redemption requests. Although forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.

The Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign currency denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Fund are traded on U.S. and foreign exchanges or over-the-counter.

Futures Contracts. For hedging purposes only, the Fund may buy and sell financial futures contracts, stock and bond index futures contracts and foreign currency futures contracts. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

When the Fund enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the

 - Templeton Global Bond Fund

                                        6

PAGE

contract. In addition, when the Fund enters into a futures contract, it will segregate assets or "cover" its position in accordance with the 1940 Act. See "How Does the Fund Invest Its Assets - Futures Contracts" in the SAI. The Fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts.

When-issued Securities. New issues of certain debt securities are often offered on a when-issued basis, that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Fund will not accrue any income on these securities prior to delivery. The Fund will maintain in a segregated account with its Custodian an amount of cash or high quality debt securities equal (on a daily marked-to market basis) to the amount of its commitment to purchase the when-issued securities.

Borrowing. The Board has adopted a policy of limiting the Fund's borrowing to 5% of the value of its net assets to increase its holdings of portfolio securities. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's Net Asset Value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income or gains received from the securities purchased with borrowed funds.

Loans of Portfolio Securities. The Fund may lend to broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral (consisting of any combination of cash, U.S. government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities.

Depositary Receipts. ADRs are depositary receipts typically used by a U.S. bank or trust company which evidence ownership of underlying securities issued by a

                                                    Templeton Global Bond Fund -

                                        7

PAGE

foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund's investments in depositary receipts will be deemed to be investments in the underlying securities.

Collateralized Mortgage Obligations ("CMOs"). CMOs are fixed-income securities which are collateralized by pools of mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other issuers in the U.S. In effect, CMOs "pass through" the monthly payments made by individual borrowers on their mortgage loans. Timely payment of interest and principal (but not the market value) of these pools is supported by various forms of insurance or guarantees issued by U.S. government agencies, private issuers and the mortgage poolers. The Fund may buy CMOs without insurance or guarantees if, in the opinion of TGBM, the sponsor is creditworthy. Prepayments of the mortgages included in the mortgage pool may influence the yield of the CMO. In addition, prepayments usually increase when interest rates are decreasing, thereby decreasing the life of the pool. As a result, reinvestment of prepayments may be at a lower rate than that on the original CMO.

U.S. Government Securities. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. government securities, such as Treasury bills and bonds, are supported by the full faith and credit of the U.S. Treasury; others, such as those of Federal Home

  - Templeton Global Bond Fund

                                        8

PAGE

Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

Commercial Paper. Investments in commercial paper are limited to obligations rated Prime-1 by Moody's or A-1 by S&P or, if not rated by Moody's or S&P, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by S&P. See the Appendix in the SAI for a description of these ratings.

WHAT ARE THE FUND'S POTENTIAL RISKS?

You should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a shareholder may anticipate that the value of the shares of the Fund will fluctuate with movements in the broader equity and bond markets. A decline in the stock market of any country in which the Fund is invested may also be reflected in declines in the price of shares of the Fund. Changes in the prevailing rates of interest in any of the countries in which the Fund is invested in fixed income securities will likely affect the value of such holdings and thus the value of Fund shares. Increased rates of interest, which frequently accompany inflation and/or a growing economy, are likely to have a negative effect on the value of Fund shares. The value of debt securities held by the Fund generally will vary inversely with changes in prevailing interest rates. In addition, changes in currency valuations will affect the price of shares of the Fund. History reflects both decreases and increases in stock markets and currency valuations, and these may occur unpredictably in the future. Additionally, investment decisions made by TGBM will not always be profitable or prove to have been correct. The Fund is not intended as a complete investment program.

The Fund is a "non-diversified" investment company, which means the Fund is not limited in the proportion of its assets that may be invested in the securities of a single issuer. However, the Fund intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal

                                                    Templeton Global Bond Fund -

                                        9

PAGE

Revenue Code of 1986, as amended (the "Code"), which generally will relieve the Fund of any liability for federal income tax to the extent its earnings are distributed to shareholders. See "How Taxation Affects You and the Fund." To so qualify, among other requirements, the Fund will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer. The Fund's investments in U.S. government securities are not subject to these limitations. Because the Fund, as a non-diversified investment company, may invest in a smaller number of individual issuers than a diversified investment company, and may be more susceptible to any single economic, political or regulatory occurrence, an investment in the Fund may present greater risk to an investor than an investment in a diversified company.

The Fund has the right to purchase securities in any foreign country, developed or developing. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock market movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the U.S. Foreign companies are not generally subject to uniform accounting or financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. The Fund may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts. Also, some countries may withhold portions of income and dividends at the source. These considerations generally are more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries. Investments in companies domiciled in developing countries therefore may be subject to potentially higher risks than in developed countries.

  - Templeton Global Bond Fund

                                       10

PAGE

Brokerage commissions, custodial services, and other costs relating to investments in foreign countries are generally more expensive than in the U.S. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon.

The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.

Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. There is an increased risk, therefore, of uninsured loss due to lost, stolen, or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S. The Fund may invest in Eastern European countries, which involves special risks that are described under "What Are the Fund's Potential Risks?" in the SAI.

Prior governmental approval of non-domestic investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and

                                                    Templeton Global Bond Fund -

                                       11

PAGE

may continue to be adversely affected by economic conditions in the countries with which they trade.

As a non-fundamental policy, the Fund will limit its investments in Russian securities to 5% of its total assets. Russian securities involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime in the Russian economic system, delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody. For more information on these risks and other risks associated with Russian securities, please see "What Are the Fund's Potential Risks?" in the SAI.

The Fund usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when the Fund converts assets from one currency to another.

The Fund is authorized to invest in any debt security, including securities rated in any category by S&P or Moody's and securities which are unrated by any rating agency. As an operating policy, which may be changed by the Board without shareholder approval, the Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's. The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high-risk, lower quality debt securities would be consistent with the interests of the Fund and its shareholders. High-risk, lower quality debt securities, commonly known as "junk bonds," are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. Unrated debt securities are not necessarily of lower quality than rated securities but they may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by TGBM to insure, to the extent possible, that the planned investment is sound. The Fund may, from time to time, purchase defaulted debt securities if, in the opinion of TGBM, the issuer may resume interest payments in the near future. The Fund will not invest more than 10% of its total assets in defaulted debt securities, which may be illiquid.

Successful use of futures contracts and related options is subject to special risk considerations. A liquid secondary market for any futures or option contract may not be available when the Fund seeks to close a futures or option position. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the futures or option contract is based

  - Templeton Global Bond Fund

                                       12

PAGE

and movements in the securities or currency in the Fund's portfolio. Successful use of futures or option contracts is further dependent on TGBM's ability to correctly predict movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct. Successful use of options on securities or securities indices is subject to similar risk considerations.

There are further risk considerations, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described in the SAI.

WHO MANAGES THE FUND?

The Board. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist among the three classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

Investment Manager. TGBM manages the Fund's assets and makes its investment decisions. TGBM also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, TGBM and its affiliates manage over $172 billion in assets. The Templeton organization has been investing globally since 1940. TGBM and its affiliates have offices in Argentina, Australia, Bahamas, Canada, France, Germany, Hong Kong, India, Italy, Luxembourg, Poland, Russia, Scotland, Singapore, South Africa, U.S., and Vietnam. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

Portfolio Management. The lead portfolio manager of the Fund since 1993 is Thomas Latta. Mr. Latta is a vice president of TGBM. He attended the University of Missouri and New York University. Before joining the Templeton organization in 1991, Mr. Latta worked as a portfolio manager with Forester & Hairston, a Houston based global fixed income investment management firm. Prior to that, Mr. Latta spent seven years with Merrill Lynch, Pierce, Fenner & Smith
Incorporated, first as part of an investment advisory team to the Saudi Arabian Monetary Authority and then working in the structured products group in New York. In that position he developed asset-liability management strategies for large Employee Retirement Income Security Act of 1974 (ERISA) plans. Mr.
Latta's current research responsibilities include the core European markets.

                                                    Templeton Global Bond Fund -

                                       13

PAGE

Neil S. Devlin and Thomas J. Dickson exercise secondary portfolio management responsibilities for the Fund. Mr. Devlin is the chief investment officer and executive vice president of TGBM. He holds a BA in economics and philosophy from Brandeis University and is a Chartered Financial Analyst. Before joining the Templeton organization in 1987, he was a portfolio manager and bond analyst with Constitutional Capital Management of Boston. While there, he managed a portion of the Bank of New England's pension money, a number of trust and corporate pension accounts, and began and managed a mortgage-backed securities fund for the bank. Prior to that, Mr. Devlin was a bond trader and research analyst for the Bank of New England. Mr. Dickson holds a BS in managerial economics from the University of California at Davis. He joined the Templeton organization in 1994 as a fixed income analyst. Prior to joining Templeton, Mr. Dickson worked as a money market trader and securities analyst at Resources. His current research responsibilities include non-dollar money market and currency analysis, and country coverage of Japan, Denmark, Sweden, Greece and Korea.

Management Fees. For the fiscal year ended August 31, 1996, the Fund paid 0.50% of its average daily net assets in management fees.

Portfolio Transactions. TGBM tries to obtain the best execution on all transactions. If TGBM believes more than one broker or dealer can provide the best execution, consistent with internal policies it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How Does the Fund Buy Securities For Its Portfolio?" in the SAI for more information.

Administrative Services. FT Services (and, prior to October 1, 1996, Templeton Global Investors, Inc.) provides certain administrative services and facilities for the Fund. During the fiscal year ended August 31, 1996, administration fees totaling 0.14% of the average daily net assets of the Fund were paid to Templeton Global Investors, Inc. Please see "Investment Management and Other Services" in the SAI for more information.

HOW DOES THE FUND MEASURE PERFORMANCE?

From time to time, each class of the Fund advertises its performance. The more commonly used measures of performance are total return, current yield and current distribution rate. Performance figures are usually calculated using the maximum sales charge, if applicable. Certain performance figures may not include any applicable sales charge or Rule 12b-1 fees.

  - Templeton Global Bond Fund

                                       14

PAGE

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield for each class shows the income per share earned by that class. The current distribution rate shows the dividends or distributions paid to shareholders of a class. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Offering Price of the class or, in the case of Advisor Class shares, the Net Asset Value of the class. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund.

The investment results of each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How Does the Fund Measure Performance?" in the SAI.

HOW IS THE FUND ORGANIZED?

The Fund is a non-diversified series of the Trust, an open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts business trust on June 16, 1986, and is registered with the SEC under the 1940 Act. Prior to May 15, 1996, the Fund's name was Templeton Income Fund. The Fund began offering two classes of shares on May 1, 1995: Templeton Global Bond Fund - Class I and Templeton Global Bond Fund - Class II. All shares purchased before that time are considered Class I shares. The Fund began offering a third class of shares on January 1, 1997: Templeton Global Bond
Fund - Advisor Class. Class I, Class II and Advisor Class shares differ as to sales charges, expenses and services. Different fees and expenses will affect performance. In the future, additional series or classes of shares may be offered. A further description of Class I and Class II is set forth below.

Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters (1) affecting only that class, (2) expressly required to be voted on separately by state law, or (3) required to be voted on separately by the 1940 Act. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.

The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this

                                                    Templeton Global Bond Fund -

                                       15

PAGE

happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The Trust does not intend to hold annual shareholder meetings. It may hold a special meeting of a series, however, for matters requiring shareholder approval under the 1940 Act. The Trust will call a special meeting of shareholders for the purpose of considering the removal of a Board member if requested in writing to do so by shareholders holding at least 10% of the outstanding shares. The 1940 Act requires that we help you communicate with other shareholders in connection with removing members of the Board.

Class I and Class II. Class I and Class II shares of the Fund are described in a separate prospectus relating only to those classes. You may buy Class I and Class II shares through your investment representative or directly by contacting the Trust. If you would like a prospectus relating to the Fund's Class I and Class II shares, contact your investment representative or Distributors.

Class I and Class II shares of the Fund have sales charges and Rule 12b-1 charges that may affect performance. Class I shares have a front-end sales charge of 4.25% (4.44% of the net amount invested) which is reduced on certain transactions of $100,000 or more. Class I shares are subject to Rule 12b-1 fees up to a maximum of 0.35% per year of Class I's average daily net assets. Class II shares have a front-end sales charge of 1.00% (1.01% of the net amount invested) and are subject to Rule 12b-1 fees up to a maximum of 0.75% per year of Class II's average daily net assets. Shares of Class I may be subject to, and shares of Class II are generally subject to, a Contingent Deferred Sales Charge upon redemption.

HOW TAXATION AFFECTS YOU AND THE FUND

The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.

The Fund intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Code. A regulated investment company generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Fund intends to distribute to shareholders substantially all of its net investment income and net realized capital gains, which generally will be taxable income or capital gains in their hands. Distributions declared in October, November or December to shareholders of record on a date in such month and paid during the following

  - Templeton Global Bond Fund

                                       16

PAGE

January will be treated as having been received by shareholders on December 31 in the year such distributions were declared. The Fund will inform you each year of the amount and nature of such income or gains. Sales or other dispositions of Fund shares generally will give rise to taxable gain or loss.

                                                    Templeton Global Bond Fund -

                                       17

PAGE

ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

Opening Your Account

You may buy Advisor Class shares if you are making a minimum initial investment of $5 million (in the aggregate) in one or more Advisor Class shares of the Franklin Templeton Funds ($25 for subsequent investments) or if you are an investor in one of the following categories:

(a) Broker-dealers, qualified registered investment advisors or certified financial planners, who have entered into a supplemental agreement with Distributors for clients participating in comprehensive fee programs;

(b) Qualified registered investment advisors or registered certified financial planners who have clients invested in Mutual Series on October 31, 1996;

(c) Qualified registered investment advisors or registered certified financial planners who did not have clients invested in Mutual Series on October 31, 1996 may buy through a broker-dealer or service agent who has entered into an agreement with Distributors;

(d) Employer stock, bonus, pension or profit-sharing plans that meet the requirements for qualification under Section 401 of the Code, including salary reduction plans qualified under Section 401(k) of the Code, if the number of employees is 5,000 or more or the plan has assets of $50 million or more;

(e) Effective on or about February 1, 1997, participants in Franklin Templeton's 401(k) and any Franklin Templeton Group Company Profit Sharing Plans;

(f) Trust companies and bank trust departments initially investing in any of the Franklin Templeton Funds at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies, bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion;

(g) Governments, municipalities and tax-exempt entities that meet the requirements for qualification under Section 501 of the Code (subject to an initial investment in Advisor Class shares of $1 million);

  - Templeton Global Bond Fund

                                       18

PAGE

(h) Any other investor, including a private investment vehicle such as a family trust or foundation, who is a member of a qualified group may also purchase Advisor Class shares of the Fund if the group as a whole meets the required minimum initial investment of $5 million;

(i) Directors, trustees, officers and full-time employees (and members of their immediate family) of Franklin Templeton Group and Franklin Templeton Group of Funds who invest $100 or more;

(j)  Accounts managed by the Franklin Templeton Group; and

(k) Class I shareholders of the Fund who qualify under one of the above categories, may have their existing Class I shares invested into the Fund's Advisor Class by sending written instructions indicating that they wish to do so, by June 30, 1997. Instructions should be addressed to Investor Services. Generally, for federal income tax purposes, there will be no recognition of gain or loss associated with such a transaction. You may wish to consult with your tax advisor to determine whether there are any state income tax consequences to such a transaction.

(l) Each series of Franklin Templeton Fund Allocator Series that invests $1,000 or more.

The qualified group referred to in Item (h) above, is one that:

- Was formed at least six months ago,

- Has a purpose other than buying Fund shares at a discount,

- Has more than 10 members,

- Can arrange for meetings between our representatives and group members,

- Agrees to include sales and other Franklin Templeton Fund materials in publications and mailings to its members at reduced or no cost to Distributors,

- Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

- Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.

If you are subject to the $5 million minimum investment requirement, the cost or current value (whichever is higher) of your investment in other funds in the Franklin Templeton Funds will be included for purposes of determining compliance with the required minimum investment amount, provided that at

                                                    Templeton Global Bond Fund -

                                       19

PAGE

least $1 million is invested in Advisor Class shares of the Franklin Templeton Funds.

The minimum for subsequent investments in Advisor Class shares is $25 for most purchases of Advisor Class shares of the Fund and for purchases by directors, trustees, officers and full-time employees (and members of their immediate family) of Franklin Templeton Group and Franklin Templeton Funds; and $1,000 for each series of Franklin Templeton Fund Allocator Series.

Purchase Price of Fund Shares

Advisor Class shares are purchased at Net Asset Value without a sales charge.

Securities Dealers may receive compensation up to 0.25% of the amount invested from Distributors or an affiliated company.

How Do I Buy Shares in Connection with Retirement Plans?

Your individual or employer-sponsored retirement plan may invest in the Fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.

Trust Company can provide you with brochures containing important information about its plans. To establish a Trust Company retirement plan, you will need an application other than the one included in this prospectus. For a retirement plan brochure or application, please call our Retirement Plans Department.

Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds do not offer Advisor Class shares.

  - Templeton Global Bond Fund

                                       20

PAGE

         METHOD                          STEPS TO FOLLOW
--------------------------------------------------------------------------
BY MAIL                 1. Send us written instructions signed by all
                           account owners
                        2. Include any outstanding share certificates for
                           the shares you're exchanging
--------------------------------------------------------------------------
BY PHONE                Call Shareholder Services
                        If you do not want the ability to exchange by
                        phone to apply to your account, please let us
                        know.
--------------------------------------------------------------------------
THROUGH YOUR DEALER     Call your investment representative
--------------------------------------------------------------------------

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

How We Process Your Exchange

If you are exchanging your Advisor Class shares of the Fund you may:

- exchange into any of our money funds except Franklin Templeton Money Fund II.

- exchange into the other Advisor Class shares of the Franklin Templeton Funds (excluding Templeton Developing Markets Trust, Templeton Foreign Fund and Templeton Growth Fund, Inc., except as described below), Mutual Series Class Z shares and Templeton Institutional Funds, Inc., if you meet the investment requirements of the fund to be acquired.

- exchange into the Advisor Class shares of Templeton Developing Markets Trust, Templeton Foreign Fund and Templeton Growth Fund, Inc. only if you fall into one of the following categories: (i) you are a broker-dealer or a qualified registered investment advisor who has entered into a special agreement with Distributors for your clients who are participating in comprehensive fee programs; (ii) you are a qualified registered investment advisor or registered certified financial planner who has clients invested in Mutual Series on October 31, 1996; (iii) you are a qualified registered investment advisor or registered certified financial planner who did not have clients invested in Mutual Series on October 31, 1996 and are buying through a broker-dealer or service agent who has entered into an agreement with Distributors; (iv) you are a director, trustee, officer or full-time employee (or a family member) of the Franklin Templeton Group or the Franklin Templeton Funds; (v) you are a participant in Franklin Templeton's 401(k) Plan or Franklin Templeton's Profit Sharing Plan; (vi) the exchanging shareholder is an account managed by the

                                                    Templeton Global Bond Fund -

                                       21

PAGE

  Franklin Templeton Group; or (vii) the exchanging shareholder is a series of the Franklin Templeton Fund Allocator Series.

- If the fund you are exchanging into does not offer Advisor Class shares, you may exchange into the Class I shares of the fund at Net Asset Value.

Please be aware that the following restrictions may apply to exchanges:

- The accounts must be identically registered. You may exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. Please notify us in writing if you do not want this option to be available on your account(s). Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

- Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact our Retirement Plans Department for information on exchanges within these plans.

- The fund you are exchanging into must be eligible for sale in your state.

- We may modify or discontinue our exchange policy upon 60 days' written notice.

- Your exchange may be restricted or refused if you: (i) request an exchange out of the Fund within two weeks of an earlier exchange request, (ii) exchange shares out of the Fund more than twice in a calendar quarter, or (iii) exchange shares equal to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Shares under common ownership or control are combined for these limits. If you exchange shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt Fund performance and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

  - Templeton Global Bond Fund

                                       22

PAGE


HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.

        METHOD                         STEPS TO FOLLOW
----------------------------------------------------------------------
BY MAIL                1. Send us written instructions signed by all
                          account owners
                       2. Include any outstanding share certificates
                          for the shares you are selling
                       3. Provide a signature guarantee if required
                       4. Corporate, partnership and trust accounts
                          may need to send additional documents.
                          Accounts under court jurisdiction may have
                          additional requirements
----------------------------------------------------------------------
BY PHONE
(Only available if you have completed and sent to us the telephone redemption agreement included with this prospectus)
                       Telephone requests will be accepted:
                       - If the request is $50,000 or less.
                         Institutional accounts may exceed $50,000 by
                         completing a separate agreement. Call
                         Institutional Services to receive a copy.
                       - If there are no share certificates issued
                         for the shares you want to sell or have
                         already returned to the Fund.
                       - Unless you are selling shares in a Trust
                         Company retirement plan account.
                       - Unless the address on your account was
                         changed by phone within the last 30 days.
                       Beginning on or about May 1, 1997, you will
                       automatically be able to redeem shares by
                       telephone without completing a telephone
                       redemption agreement. Please notify us if you
                       do not want this option to be available on
                       your account. If you later decide you would
                       like this option, send us written instructions
                       signed by all account owners.
----------------------------------------------------------------------
THROUGH YOUR DEALER    Call your investment representative
----------------------------------------------------------------------

                                                    Templeton Global Bond Fund -

                                       23

PAGE

We will send your redemption check within seven days after we receive your request in proper form. If you sell your shares by phone, the check may only be made payable to all registered owners on the account and sent to the address of record. We are not able to receive or pay out cash in the form of currency.

If you sell shares you just purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.

Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

Trust Company Retirement Plan Accounts

To comply with IRS regulations, you need to complete additional forms before selling shares in a Trust Company retirement plan account. Tax penalties generally apply to any distribution from these plans to a participant under age 59 1/2, unless the distribution meets an exception stated in the Code. To obtain the necessary forms, please call our Retirement Plans Department.

WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?

Dividends and capital gains are calculated and distributed the same way for each class of the Fund. The amount of any income dividends per share will differ, however, generally due to the difference in the applicable Rule 12b-1 fees of any class. Advisor Class shares are not subject to Rule 12b-1 fees.

The Fund intends to pay a monthly dividend representing substantially all of its net investment income and to distribute annually any net realized capital gains. Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.

If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution.

Distribution Options

You may receive your distributions from the Fund in any of these ways:

1. Buy additional shares of the Fund - You may buy additional shares of the same class of the Fund by reinvesting capital gain distributions, dividend distributions,

  - Templeton Global Bond Fund

                                       24

PAGE


or both. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

2. Buy shares of other Franklin Templeton Funds - You may direct your distributions to buy Advisor Class shares or Class I shares of another Franklin Templeton Fund. Many shareholders find this a convenient way to diversify their investments.

3. Receive distributions in cash - You may receive capital gains distributions, dividend distributions, or both in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee.

TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE ADVISOR CLASS SHARES OF THE FUND. For Trust Company retirement plans, special forms are required to receive distributions in cash. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days prior to the record date for us to process the new option.

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

How and When Shares Are Priced

The Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share as of the scheduled close of the NYSE, generally 4:00 p.m. Eastern time. You can find the prior day's closing Net Asset Value and Offering Price of the Fund in many newspapers.

The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The Fund's assets are valued as described under "How Are Fund Shares Valued?" in the SAI.

The Price We Use When You Buy or Sell Shares

You buy shares of Advisor Class at the Net Asset Value per share. We calculate it to two decimal places using standard rounding criteria. You also sell shares at Net Asset Value.

                                                    Templeton Global Bond Fund -

                                       25

PAGE

We will use the Net Asset Value next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.

Proper Form

An order to buy shares is in proper form when we receive your signed shareholder application and check. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary. We must also receive any outstanding share certificates for those shares.

Written Instructions

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

- Your name,

- The Fund's name,

- The class of shares,

- A description of the request,

- For exchanges, the name of the fund you're exchanging into,

- Your account number,

- The dollar amount or number of shares, and

- A telephone number where we may reach you during the day, or in the evening if preferred.

Signature Guarantees

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

  - Templeton Global Bond Fund

                                       26

PAGE

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.

A signature guarantee verifies the authenticity of your signature and may be obtained from certain banks, brokers or other eligible guarantors. YOU SHOULD VERIFY THAT THE INSTITUTION IS AN ELIGIBLE GUARANTOR PRIOR TO SIGNING. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.

Share Certificates

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form. In this case, you should send the certificate and assignment form in separate envelopes.

Telephone Transactions

You may initiate many transactions by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.

When you call, we will request personal or other identifying information to confirm that instructions are genuine. We will also record calls. We will not be liable for following instructions communicated by telephone if we reasonably believe they are genuine. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.

Trust Company Retirement Plan Accounts. You may not sell shares or change distribution options on Trust Company retirement plans by phone. While you

                                                    Templeton Global Bond Fund -

                                       27

PAGE

may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.

To obtain any required forms or more information about distribution or transfer procedures, please call our Retirement Plans Department.

Account Registrations and Required Documents

When you open an account, you need to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

Joint Ownership. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, all owners must sign instructions to process transactions and changes to the account. Even if the law in your state says otherwise, you will not be able to change owners on the account unless all owners agree in writing. If you would like another person or owner to sign for you, please send us a current power of attorney.

Gifts and Transfers to Minors. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.

Trusts. If you register your account as a trust, you should have a valid written trust document to avoid future disputes or possible court action over who owns the account.

Required Documents. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

  - Templeton Global Bond Fund

                                       28

PAGE

  TYPE OF ACCOUNT                     DOCUMENTS REQUIRED
-----------------------------------------------------------------------
CORPORATION            Corporate Resolution
-----------------------------------------------------------------------
PARTNERSHIP            1. The pages from the partnership agreement that
                          identify the general partners, or
                       2. A certification for a partnership agreement
-----------------------------------------------------------------------
TRUST                  1. The pages from the trust document that
                          identify the trustees, or
                       2. A certification for trust
-----------------------------------------------------------------------

Street or Nominee Accounts. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we will not process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

Electronic Instructions. If there is a Securities Dealer or other representative of record on your account, we are authorized to use and execute electronic instructions. We can accept electronic instructions directly from your dealer or representative without further inquiry. Electronic instructions may be processed through the services of the NSCC, which currently include the NSCC's "Networking," "Fund/SERV," and "ACATS" systems, or through Franklin/ Templeton's PCTrades II(TM) System.

Tax Identification Number

For tax reasons, we must have your correct Social Security or tax identification number on a signed shareholder application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if
(i) you have not furnished a certified correct taxpayer identification number,
(ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or
(iv) you are subject to backup withholding.

We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete

                                                    Templeton Global Bond Fund -

                                       29

PAGE

an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.

Keeping Your Account Open

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is $50 or less, except for investors in categories (d), (e), (j) and (l) under "Opening Your Account." We will only do this if the value of your account falls below this minimum because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to the required minimum amount of at least $100.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

Automatic Investment Plan

Our automatic investment plan offers a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please refer to the account application included with this prospectus or contact your investment representative. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.

Systematic Withdrawal Plan

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.

If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. You will generally receive your payment by the

  - Templeton Global Bond Fund

                                       30

PAGE

end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.

Statements and Reports to Shareholders

We will send you the following statements and reports on a regular basis:

- Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.

- Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the Fund's financial reports or an interim quarterly report.

Brokers and Dealers and Plan Administrators

You may buy and sell Fund shares through registered broker-dealers. The Fund does not impose a sales or service charge but your broker-dealer may charge you a transaction fee. Transaction fees and services may vary among broker-dealers, and your broker-dealer may impose higher initial or subsequent investment requirements than those established by the Fund. Services provided by broker-dealers may include allowing you to establish a margin account and borrow on the value of the Fund's shares in that account. If your broker-dealer receives your order before pricing on a given day, the broker-dealer is required to forward the order to the Fund before pricing closes on that day. A broker-dealer's failure to timely forward an order may give rise to a claim by the investor against the broker.

Third party plan administrators of tax-qualified retirement plans and other entities may provide sub-transfer agent services to the Fund. In such cases, the Fund may pay the third party an annual sub-transfer agency fee that is not greater than the Fund otherwise would have paid for such services.

                                                    Templeton Global Bond Fund -

                                       31

PAGE

Institutional Accounts

Institutional investors will likely be required to complete an institutional account application. There may be additional methods of opening accounts and purchasing, redeeming or exchanging shares of the Fund available for institutional accounts. To obtain an institutional application or additional information regarding institutional accounts, contact Franklin Templeton Institutional Services at 1-800/321-8563 Monday through Friday, from 9:00 a.m. to 5:00 p.m. Eastern time.

Availability of These Services

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.

What If I Have Questions About My Account?

If you have any questions about your account, you may write to Investor Services, P.O. Box 33030, St. Petersburg, FL 33733-8030. The Fund and Distributors are also located at this address. You may also contact us by phone at one of the numbers listed below.

                                           HOURS OF OPERATION (EASTERN
                                                      TIME)
    DEPARTMENT NAME       TELEPHONE NO.      (MONDAY THROUGH FRIDAY)
------------------------------------------------------------------------
Shareholder Services    1-800/632-2301    8:30 a.m. to 8:00 p.m.
Dealer Services         1-800/524-4040    8:30 a.m. to 8:00 p.m.
Fund Information        1-800/DIAL BEN    8:30 a.m. to 11:00 p.m.
                       (1-800/342-5236)   9:30 a.m. to 5:30 p.m. (Saturday)
Retirement Plans        1-800/527-2020    8:30 a.m. to 8:00 p.m.
Institutional Services  1-800/321-8563    9:00 a.m. to 8:00 p.m.
TDD (hearing impaired)  1-800/851-0637    8:30 a.m. to 8:00 p.m.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

  - Templeton Global Bond Fund

                                       32

PAGE

GLOSSARY

USEFUL TERMS AND DEFINITIONS

1940 Act - Investment Company Act of 1940, as amended.

Board - The Board of Trustees of the Trust.

Class I, Class II and Advisor Class - The Fund offers three classes of shares, designated "Class I," "Class II," and "Advisor Class." The three classes have proportionate interests in the Fund's portfolio. Class I and Class II shares are subject to a sales charge structure and a Rule 12b-1 plan. Advisor Class shares are purchased without a sales charge and do not have a Rule 12b-1 plan.

Code - Internal Revenue Code of 1986, as amended.

Contingency Period - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. For Class II shares, the contingency period is 18 months. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.

Contingent Deferred Sales Charge (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.

Distributors - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

Franklin Funds - the mutual funds in the Franklin Group of Funds(R) except Franklin Valuemark Funds and the Franklin Government Securities Trust.

Franklin Templeton Funds - The Franklin Funds and the Templeton Funds.

Franklin Templeton Group - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries.

Franklin Templeton Group of Funds - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds.

FT Services - Franklin Templeton Services, Inc., the Fund's administrator.

Investor Services - Franklin/Templeton Investor Services, Inc., the Fund's transfer agent and shareholder servicing agent.

IRS - Internal Revenue Service.

                                                    Templeton Global Bond Fund -

                                       33

PAGE

Market Timer(s) - Market Timers generally include market timing or allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern.

Moody's - Moody's Investors Service, Inc.

Mutual Series - Franklin Mutual Series Fund Inc., a member of the Franklin Group of Funds, formerly the Mutual Series Fund Inc. Each series of Mutual Series began offering three classes of shares on November 1, 1996, Class I, Class II and Class Z. All shares sold before that time are designated Class Z shares.

NASD - National Association of Securities Dealers, Inc.

Net Asset Value (NAV) - the value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation.

NYSE - New York Stock Exchange, Inc.

Offering Price - The public offering price is based on the Net Asset Value per share and includes the front-end sales charge, if applicable. The maximum front-end sales charge is 5.75% for Class I. Advisor Class has no front-end sales charge.

Resources - Franklin Resources, Inc.

SAI - Statement of Additional Information.

S&P - Standard and Poor's Corporation.

SEC - U.S. Securities and Exchange Commission.

Securities Dealer - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

Templeton Funds - The U.S. registered mutual funds in the Templeton Group of Funds except Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund.

  - Templeton Global Bond Fund

                                       34

PAGE

TGBM - Templeton Global Bond Managers, a division of Templeton Investment Counsel, Inc., the Fund's investment manager, is located at Broward Financial Centre, Fort Lauderdale, FL 33394-3091.

Trust Company - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

U.S. - United States.

We/Our/Us - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly-owned subsidiaries of Resources.

                                                    Templeton Global Bond Fund -

                                       35



PAGE



                                     PART B
                      STATEMENT OF ADDITIONAL INFORMATION



PAGE


TEMPLETON INCOME TRUST
STATEMENT OF ADDITIONAL INFORMATION
JANUARY 1, 1997
700 CENTRAL AVENUE
ST. PETERSBURG, FL  33701 1-800/DIAL BEN

TABLE OF CONTENTS

How does the Fund Invest its Assets?........................................
What are the Fund's Potential Risks?........................................
Investment Restrictions.....................................................
Officers and Trustees.......................................................
Investment Management and Other Services....................................
How does the Fund Buy Securities for its Portfolio?.........................
How Do I Buy, Sell and Exchange Shares?.....................................
How are Fund Shares Valued?.................................................
Additional Information on Distributions and Taxes...........................
The Fund's Underwriter......................................................
How does the Fund Measure Performance?......................................
Miscellaneous Information...................................................
Financial Statements........................................................
Useful Terms and Definitions................................................
Appendices..................................................................

         When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and Definitions."

The Templeton Global Bond Fund (the "Fund") is a non-diversified series of Templeton Income Trust (the "Trust"), an open-end management investment company. The Fund's investment objective is current income with capital appreciation and growth of income. The Fund seeks to achieve its objective through a flexible policy of investing primarily in debt securities of companies, governments and government agencies of various nations throughout the world, as well as preferred stock, common stocks which pay dividends, income-producing securities which are convertible into common stock of such companies and sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), and Global Depositary Receipts ("GDRs") (collectively, "depositary receipts").

Advisor Class shares are only available for purchase by certain persons, including, among others, certain financial institutions (such as banks, trust companies, savings institutions and credit unions); government and tax-exempt entities; certain pension, profit sharing and employee benefit plans; certain qualified groups, including family trusts, endowments, foundations and corporations; Franklin Templeton Fund Allocator Series; and directors, trustees, officers and full time employees (and their family members) of Franklin Templeton Group and the Franklin Templeton Group of Funds.

The Advisor Class Prospectus, dated January 1, 1997, as may be amended from time to time, contains the basic information you should know before investing in the Fund. For a free copy, call 1-800/DIAL BEN or write the Fund at the address shown.

PAGE


THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

- ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

-        ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY
         BANK;

-        ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
         PRINCIPAL.

HOW DOES THE FUND INVEST ITS ASSETS?
The following provides more detailed information about some of the securities the Fund may buy and its investment policies. You should read it together with the section in the Prospectus entitled "How does the Fund Invest its Assets?"

Repurchase Agreements. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed upon price and date. Under a repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. TGBM will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price. Repurchase agreements may involve risks in the event of default or insolvency of the seller, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. The Fund will enter into repurchase agreements only with parties who meet creditworthiness standards approved by the Board, i.e., banks or broker-dealers which have been determined by TGBM to present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

Debt Securities. The Fund may invest in debt securities which are rated in any category by S&P or Moody's. See "Appendices - Corporate Bond Ratings" for a description of the S&P and Moody's ratings. As an operating policy, the Fund will invest no more than 5% of its assets in debt securities rated lower than Baa by Moody's or BBB by S&P. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's Net Asset Value.

Although they may offer higher yields than do higher rated securities, high risk, low rated debt securities (commonly known as junk bonds) and unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The

PAGE


existence of limited markets for particular securities may diminish the Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low rated or unrated debt securities may also make it more difficult for the Fund to obtain accurate market quotations for the purposes of valuing the Fund's portfolio. Market quotations are generally available on many low rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of the Fund to achieve its investment objective may, to the extent of investment in low rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher rated securities.

Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, the Fund may incur additional expenses seeking recovery.

The Fund may accrue and report interest income on high yield bonds, such as zero coupon bonds or pay-in-kind securities, even though it receives no cash interest until the security's maturity or payment date. In order to qualify for beneficial tax treatment afforded regulated investment companies, and to be relieved of federal tax liabilities, the Fund must distribute substantially all of its net income and gains to shareholders (see "Additional Information on Distributions and Taxes") generally on an annual basis. The Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or leverage itself by borrowing cash in order to satisfy the distribution requirement.

Structured Investments. Included among the issuers of debt securities in which the Fund may invest are entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. These entities are typically organized by investment banking firms which receive fees in connection with establishing each entity and arranging for the placement of its securities. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities ("structured investments") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured investments to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions; the extent of the payments made with respect to structured investments is dependent on the extent of the cash flow on the underlying instruments. Because structured investments of the type in which the Fund anticipates investing typically involve no credit enhancement, their credit risk will generally be equivalent to that of the underlying instruments.

PAGE


The Fund is permitted to invest in a class of structured investments that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured investments typically have higher yields and present greater risks than unsubordinated structured investments. Although the Fund's purchase of subordinated structured investments would have a similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the limitations placed on the extent of the Fund's assets that may be used for borrowing activities.

Certain issuers of structured investments may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Fund's investment in these structured investments may be limited by the restrictions contained in the 1940 Act. Structured investments are typically sold in private placement transactions, and there currently is no active trading market for structured investments. To the extent such investments are illiquid, they will be subject to the Fund's restrictions on investments in illiquid securities.

Futures Contracts. The Fund may purchase and sell financial futures contracts. Currently, futures contracts are available on several types of fixed-income securities including: U.S. Treasury bonds, notes and bills, commercial paper and certificates of deposit.

Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts by their terms call for cash settlements.

The Fund may also buy and sell index futures contracts with respect to any stock or bond index traded on a recognized stock exchange or board of trade. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time the Fund purchases a futures contract, an amount of cash, U.S. government securities, or other highly liquid debt securities equal to the market value of the contract will be deposited in a segregated account with the Fund's custodian. When selling a stock index futures contract, the Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract or, in the case of a stock index futures contract, owning a portfolio with a volatility substantially similar to that of the index on which the futures contract is based, or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

Options on Securities, Indices and Futures. The Fund may write covered put and call options and purchase put and call options on securities, securities indices and futures contracts that are traded on U.S. and foreign exchanges and in the over-the-counter markets.

PAGE


An option on a security or a futures contract is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security or futures contract (in the case of a call option) or to sell a specified security or futures contract (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

The Fund may write a call or put option only if the option is "covered." A call option on a security or futures contract written by the Fund is "covered" if the Fund owns the underlying security or futures contract covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option on a security or futures contract is also covered if the Fund holds a call on the same security or futures contract and in the same principal amount as the call written where the exercise price of the call held
(a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or high grade U.S. government securities in a segregated account with its custodian. A put option on a security or futures contract written by the Fund is "covered" if the Fund maintains cash or fixed income securities with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security or futures contract and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

The Fund will cover call options on securities indices that it writes by owning securities whose price changes, in the opinion of TGBM, are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, where the Fund covers a call option on a securities index through ownership of securities, such securities may not match the composition of the index. In that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. The Fund will cover put options on securities indices that it writes by segregating assets equal to the option's exercise price, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.

The Fund will receive a premium from writing a put or call option, which increases its gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security, index or futures contract on which the Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. If the value of the underlying security, index or futures contract rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in its investments. By writing a put option, the Fund assumes the risk of a decline in the underlying security, index or futures contract. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security, index or futures contract, writing covered put options will increase the Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

PAGE

The Fund may also purchase put options to hedge its investments against a decline in value. By purchasing a put option, the Fund will seek to offset a decline in the value of the portfolio securities being hedged through appreciation of the put option. If the value of the Fund's investments does not decline as anticipated, or if the value of the option does not increase, its loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the accuracy of the correlation between the changes in value of the underlying security, index or futures contract and the changes in value of the Fund's security holdings being hedged.

The Fund may purchase call options on individual securities or futures contracts to hedge against an increase in the price of securities or futures contracts that it anticipates purchasing in the future. Similarly, the Fund may purchase call options on a securities index to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options, the Fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security, index or futures contract does not rise.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, it may experience losses in some cases as a result of such inability. The value of over-the-counter options purchased by the Fund, as well as the cover for options written by the Fund, are considered not readily marketable and are subject to the Trust's limitation on investments in securities that are not readily marketable. See "Investment Restrictions."

Foreign Currency Hedging Transactions. In order to hedge against foreign currency exchange rate risks, the Fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. The Fund may also conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

The Fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security. In addition, for example, when the Fund believes that a foreign currency may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell an amount of the former foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as "cross-hedging." Because in connection with the Fund's forward contracts, an amount of its assets equal to the amount of the purchase will be held aside or segregated to be used to pay for the commitment, the Fund will always have cash, cash equivalents or high quality debt securities available in an amount sufficient to cover any commitments under these contracts or to limit any potential risk. The segregated account will be marked-to-market on a daily basis. While these contracts are not presently regulated by the CFTC, the CFTC may in

PAGE

the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not engaged in such contracts.

The Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates, although, in the event of rate movements adverse to its position, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Fund will be traded on U.S. and foreign exchanges or over-the-counter.

The Fund may enter into exchange-traded contracts for the purchase or sale for future delivery of foreign currencies ("foreign currency futures"). This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities that the Fund intends to purchase at a later date. The successful use of foreign currency futures will usually depend on TGBM's ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of foreign currency futures or may realize losses.


WHAT ARE THE FUND'S POTENTIAL RISKS?

The Fund has an unlimited right to purchase securities in any foreign country, developed or developing, if they are listed on an exchange, as well as a limited right to purchase such securities if they are unlisted. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the U.S. Foreign companies are not generally subject to uniform accounting or financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. The Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its Net Asset Value. Foreign markets have substantially less volume than the NYSE and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S.

Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or

PAGE

nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

In addition, many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Fund shareholders.

Investing in Russian companies involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets, and should be considered highly speculative. Such risks include: (a) delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody; (b) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (c) pervasiveness of corruption and crime in the Russian economic system; (d) currency exchange rate volatility and the lack of available currency hedging instruments; (e) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation); (f) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on the Fund's ability to exchange local currencies for U.S. dollars; (g) the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union; (h) the financial condition of Russian companies, including large amounts of inter-company debt which may create a payments crisis on a national scale; (i) dependency on exports and the corresponding importance of international trade;
(j) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (k) possible difficulty in identifying a purchaser of securities held by the Fund due to the underdeveloped nature of the securities markets.

PAGE

There is little historical data on Russian securities markets because they are relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. Because of the recent formation of the securities markets as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision and it is possible for the Fund to lose its registration through fraud, negligence or even mere oversight. While the Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, although a Russian public enterprise with more than 1,000 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, in practice this regulation has not always been strictly enforced. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. This practice may prevent the Fund from investing in the securities of certain Russian companies deemed suitable by TGBM. Further, this also could cause a delay in the sale of Russian company securities by the Fund if a potential purchaser is deemed unsuitable, which may expose the Fund to potential loss on the investment.

The Fund endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations.

The Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Some countries in which the Fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund. Through the Fund's flexible policy, management endeavors to avoid unfavorable

PAGE

consequences and to take advantage of favorable developments in particular nations where from time to time it places the Fund's investments.

The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

The Board considers at least annually the likelihood of the imposition by any foreign government of exchange control restrictions which would affect the liquidity of the Fund's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Board also considers the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories (see "Investment Management and Other Services - Shareholder Servicing Agent and Custodian"). However, in the absence of willful misfeasance, bad faith or gross negligence on the part of TGBM, any losses resulting from the holding of the Fund's portfolio securities in foreign countries and/or with securities depositories will be at the risk of the shareholders. No assurance can be given that the Board's appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.

The Fund's ability to reduce or eliminate its futures and related options positions will depend upon the liquidity of the secondary markets for such futures and options. The Fund intends to purchase or sell futures and related options only on exchanges or boards of trade where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. Use of futures and options for hedging may involve risks because of imperfect correlations between movements in the prices of the futures or options and movements in the prices of the securities being hedged. Successful use of futures and related options by the Fund for hedging purposes also depends upon TGBM's ability to predict correctly movements in the direction of the market, as to which no assurance can be given.

Additional risks may be involved with the Fund's special investment techniques, including loans of portfolio securities and borrowing for investment purposes. These risks are described under the heading "How does the Fund Invest its Assets? - Types of Securities in which the Fund May Invest" in the Prospectus.


INVESTMENT RESTRICTIONS

The Fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less.

The Fund MAY NOT:

PAGE

         1. Invest in real estate or mortgages on real estate (although the Fund may invest in marketable securities secured by real estate or interests therein); invest in other open-end investment companies (except in connection with a merger, consolidation, acquisition or reorganization); invest in interests (other than publicly issued debentures or equity stock interests) in oil, gas or other mineral exploration or development programs; purchase or sell commodity contracts (except futures contracts as described in the Fund's Prospectus).

         2. Purchase or retain securities of any company in which trustees or officers of the Trust or of TGBM, individually owning more than 1/2 of 1% of the securities of such company, in the aggregate own more than 5% of the securities of such company.

         3. Invest in any company for the purpose of exercising control or management.

         4. Act as an underwriter; issue senior securities; or purchase on margin or sell short, except that the Fund may make margin payments in connection with futures, options and currency transactions.

         5. Loan money, except that the Fund may purchase a portion of an issue of publicly distributed bonds, debentures, notes and other evidences of indebtedness.

         6. Invest more than 5% of the value of its total assets in securities of issuers which have been in continuous operation less than three years.

         7. Invest more than 15% of its total assets in securities of foreign companies that are not listed on a recognized U.S. or foreign securities exchange, including no more than 5% of its total assets in restricted securities and no more than 10% of its total assets in restricted securities and other securities (including repurchase agreements having more than seven days remaining to maturity) which are not restricted but which are not readily marketable (i.e., trading in the security is suspended or, in the case of unlisted securities, market makers do not exist or will not entertain bids or offers).

         8.       Invest more than 25% of its total assets in a single industry.

         9. Borrow money, except that the Fund may borrow money in amounts up to 30% of the value of the Fund's net assets. In addition, the Fund may not pledge, mortgage or hypothecate its assets for any purpose, except that the Fund may do so to secure such borrowings and then only to an extent not greater than 15% of its total assets. Arrangements with respect to margin for futures contracts are not deemed to be a pledge of assets.

         10. Participate on a joint or a joint and several basis in any trading account in securities. (See "How does the Fund Buy Securities for its Portfolio?" as to transactions in the same securities for the Fund, other clients and/or other mutual funds within the Franklin Templeton Group of Funds.)

         11. Invest more than 5% of its net assets in warrants whether or not listed on the NYSE or AMEX, and more than 2% of its net assets in warrants that are not listed on those

PAGE


                  exchanges. Warrants acquired in units or attached to securities are not included in this restriction.

The investment restrictions do not preclude the Fund from purchasing the securities of any issuer pursuant to the exercise of subscription rights distributed to the Fund by the issuer, unless such purchase would result in a violation of restrictions 7 or 8.

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in value of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.


OFFICERS AND TRUSTEES

The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The Board, in turn, elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Trust under the 1940 Act are indicated by an asterisk ("*").


                                                          PRINCIPAL OCCUPATION
                              POSITIONS AND OFFICES       DURING THE PAST
NAME, ADDRESS AND AGE         WITH THE TRUST              FIVE YEARS
---------------------         ---------------------       --------------------

HARRIS J. ASHTON              Trustee                     Chairman of the board, president and chief executive officer of
Metro Center                                              General Host Corporation (nursery and craft centers); director of RBC
1 Station Place                                           Holdings (U.S.A.) Inc. (a bank holding company) and Bar-S Foods; and
Stamford, Connecticut                                     director or trustee of 55 of the investment companies in the Franklin
Age 64                                                    Templeton Group of Funds.

NICHOLAS F. BRADY*            Trustee                     Chairman of Templeton Emerging Markets Investment Trust PLC; chairman of
The Bullitt House                                         Templeton Latin America Investment Trust PLC; chairman of Darby Overseas
102 East Dover Street                                     Investments, Ltd. (an investment firm) (1994-present); chairman and
Easton, Maryland                                          director of Templeton Central and Eastern European Fund; director of the
Age 66                                                    Amerada Hess Corporation, Christiana Companies, and the H.J. Heinz
                                                          Company; formerly, Secretary of the United States Department of the
                                                          Treasury (1988-1993) and chairman of the board of Dillon, Read & Co.,
                                                          Inc. (investment banking) prior to 1988; and director or trustee of 23 of the investment companies in the Franklin Templeton Group of Funds.





PAGE


S. JOSEPH PORTUNATO         Trustee                   Member of the law firm of
200 Campus Drive                                      Pitney, Hardin, Kipp & Szuch;
Florham Park, New Jersey                              director of General Host
Age 64                                                Corporation (nursery and
                                                      craft centers); and director
                                                      or trustee of 57 of the
                                                      investment companies in the
                                                      Franklin Templeton Group of
                                                      Funds.

JOHN Wm. GALBRAITH          Trustee                   President of Galbraith
360 Central Avenue                                    Properties, Inc. (personal
Suite 1300                                            investment company); director
St. Petersburg, Florida                               of Gulf West Banks, Inc.
Age 75                                                (bank holding company) (1995-
                                                      present); formerly, director
                                                      of Mercantile Bank (1991-
                                                      1995), vice chairman of
                                                      Templeton, Galbraith &
                                                      Hansberger Ltd. (1986-1992)
                                                      and chairman of Templeton
                                                      Funds Management, Inc. (1974-
                                                      1991); and director or
                                                      trustee of 22 of the
                                                      investment companies in the
                                                      Franklin Templeton Group of
                                                      Funds.

ANDREW H. HINES, JR.        Trustee                   Consultant for the Triangle
150 2nd Avenue N.                                     Consulting Group; chairman
St. Petersburg, Florida                               and director of Precise Power
Age 73                                                Corporation; executive-in-
                                                      residence of Eckerd College
                                                      (1991-present); director of
                                                      Checkers Drive-In
                                                      Restaurants, Inc.; formerly,
                                                      chairman of the board and
                                                      chief executive officer of
                                                      Florida Progress Corporation
                                                      (1982-1990) and director of
                                                      various of its subsidiaries;
                                                      and director or trustee of 24
                                                      of the investment companies
                                                      in the Franklin Templeton
                                                      Group of Funds.

CHARLES B. JOHNSON*         Chairman of the Board     President, chief executive
777 Mariners Island Blvd.   and Vice President        officer, and director of
San Mateo, California                                 Franklin Resources, Inc.;
Age 63                                                chairman of the board and
                                                      director of Franklin
                                                      Advisers, Inc. and Franklin
                                                      Templeton Distributors, Inc.;
                                                      director of General Host
                                                      Corporation (nursery and
                                                      craft centers) and Franklin
                                                      Templeton Investor Services,
                                                      Inc.; and officer and/or

PAGE



                                                       director, trustee or managing general partner, as the case may be, of most other subsidiaries of Franklin Resources, Inc. and 56 of the investment companies in the Franklin Templeton Group of Funds.

BETTY P. KRAHMER          Trustee                      Director or trustee of various civic associations; formerly, economic
2201 Kentmere Parkway                                  analyst, U.S. government; and director or trustee of 23 of the investment
Wilmington, Delaware                                   companies in the Franklin Templeton Group of Funds.
Age 67

GORDON S. MACKLIN         Trustee                      Chairman of White River Corporation (information services); director of
8212 Burning Tree Road                                 Fund America Enterprises Holdings, Inc., MCI Communications Corporation,
Bethesda, Maryland                                     Fusion Systems Corporation, Infovest Corporation, MedImmune, Inc., Source
Age 68                                                 One Mortgage Services Corporation, and Shoppers Express, Inc. (on-line shopping service); formerly, chairman of Hambrecht and Quist Group, director of H&Q Healthcare Investors and Lockheed Martin Corporation, and
                                                       president of the National Association of Securities Dealers, Inc.; and
                                                       director or trustee of 52 of the investment companies in the Franklin
                                                       Templeton Group of Funds.


FRED R. MILLSAPS            Trustee                    Manager of personal investments (1978-present); director of various
2665 N.E. 37th Drive                                   business and nonprofit organizations; formerly, chairman and chief
Fort Laurderdale,                                      executive officer of Landmark Banking Corporation (1969-1978), financial
Florida                                                vice president of Florida Power and Light (1965-1969), and vice president
Age 67                                                 of The Federal Reserve Bank of Atlanta (1958-1965); and director or trustee of 24 of the investment companies in the

PAGE


                                                        Franklin Templeton Group of Funds.

GREG MCGOWAN                    President               Director and executive vice president of Templeton Investment
500 East Broward Blvd.                                  Counsel, Inc.; executive vice president-international development
Fort Lauderdale                                         and chief international general counsel of Templeton Worldwide, Inc.,
Age 47                                                  executive vice president; director and general counsel of Templeton
                                                        International, Inc.; executive vice president and secretary of
                                                        Templeton Global Advisors Limited; president of other Templeton
                                                        Funds; formerly, senior attorney for the U.S. Securities and
                                                        Exchange Commission; and an officer of 4 of the investment companies in the Franklin Templeton Group of Funds.

SAMUEL J. FORESTER, JR.         Vice President          President of the Templeton Global Bond Managers Division of
500 East Broward Blvd.,                                 Templeton Investment Counsel, Inc.; formerly, partner (and
Fort Lauderdale                                         founder) of Forester, Hairston Investment Management (1989-1990),
Age 48                                                  managing director (Mid-East Region) of Merrill Lynch, Pierce,
                                                        Fenner & Smith Inc. (1987-1988) and advisor for Saudi Arabian
                                                        Monetary Agency (1982-1987); and officer of 10 of the investment companies in the Franklin Templeton Group of Funds.

RUPERT H. JOHNSON, JR.          Vice President          Executive vice president and director of Franklin Resources, Inc.
777 Mariners Island Blvd.                               and Franklin Templeton Distributors, Inc.; president and director of
San Mateo, California                                   Franklin Advisers, Inc.; director of Franklin Templeton Investor
Age 56                                                  Services, Inc., and officer and/or director, trustee or managing general partner, as the case may be, of most other subsidiaries of Franklin Resources, Inc. and 60 of the

PAGE


                                                       investment companies in
                                                       the Franklin Templeton
                                                       Group of Funds.

HARMON E. BURNS                 Vice President         Executive vice president,
777 Mariners Island                                    secretary and director of
Blvd.                                                  Franklin Resources, Inc.;
San Mateo, California                                  executive vice president
Age 51                                                 and director of Franklin
                                                       Templeton Distributors,
                                                       Inc.; executive vice
                                                       president of Franklin
                                                       Advisers, Inc., officer
                                                       and/or director, as the
                                                       case may be, of other
                                                       subsidiaries of Franklin
                                                       Resources, Inc.; and
                                                       officer and/or director
                                                       or trustee of 60 of the
                                                       investment companies in
                                                       the Franklin Templeton
                                                       Group of Funds.


CHARLES E. JOHNSON              Vice President         Senior vice president and
500 E. Broward Blvd.                                   director of Franklin
Fort Lauderdale, Florida                               Resources, Inc.; senior
Age 40                                                 vice president of
                                                       Franklin Templeton
                                                       Distributors, Inc.;
                                                       president and chief
                                                       executive officer of
                                                       Templeton Worldwide,
                                                       Inc.; president and
                                                       director of Franklin
                                                       Institutional Services
                                                       Corporation; chairman of
                                                       the board of Templeton
                                                       Investment Counsel, Inc.;
                                                       officer and/or director,
                                                       as the case may be, of
                                                       other subsidiaries of
                                                       Franklin Resources, Inc.;
                                                       and officer and/or
                                                       director or trustee of 39
                                                       of the investment
                                                       companies in the Franklin
                                                       Templeton Group of Funds.

DEBORAH R. GATZEK               Vice President         Senior vice president and
777 Mariners Island                                    general counsel of
Blvd.                                                  Franklin Resources, Inc.;
San Mateo, California                                  senior vice president of
Age 47                                                 Franklin Templeton
                                                       Distributors, Inc.; vice
                                                       president of Franklin
                                                       Advisers, Inc.; and
                                                       officer of 60 of the
                                                       investment companies in
                                                       the Franklin Templeton
                                                       Group of Funds.

MARK G. HOLOWESKO               Vice President         President and director of
Lyford Cay                                             Templeton Global Advisors
Nassau, Bahamas                                        Limited; chief investment
Age 36                                                 officer of global equity




PAGE


                                             research for Templeton Worldwide,
                                             Inc.; president or vice president
                                             of the Templeton Funds; formerly,
                                             investment administrator with Roy
                                             West Trust Corporation (Bahamas)
                                             Limited (1984-1985); and officer of
                                             23 of the investment companies in
                                             the Franklin Templeton Group of
                                             Funds

MARTIN L. FLANAGAN          Vice President   Senior vice president, treasurer
777 Mariners Island Blvd.                    and chief financial officer of
San Mateo, California                        Franklin Resources, Inc.; director
Age 36                                       and executive vice president of
                                             Templeton Investment Counsel, Inc.;
                                             a member of the International
                                             Society of Financial Analysts and
                                             the American Institute of Certified
                                             Public Accountants; formerly, with
                                             Arthur Andersen & Company
                                             (1982-1983); officer and/or
                                             director, as the case may be, of
                                             other subsidiaries of Franklin
                                             Resources, Inc.; and officer and/or
                                             director or trustee of 60 of the
                                             investment companies in the
                                             Franklin Templeton Group of Funds.

JOHN R. KAY             Vice President       Vice president and treasurer of
500 East Broward Blvd.                       Templeton Global Investors, Inc.
Fort Lauderdale,                             and Templeton Worldwide, Inc.;
Florida                                      assistant vice president of
Age 56                                       Franklin Templeton Distributors,
                                             Inc.; formerly, vice president and
                                             controller of the Keystone Group,
                                             Inc.; and officer of 27 of the
                                             investment companies in the
                                             Franklin Templeton Group of Funds.

NEIL S. DEVLIN          Vice President
500 East Broward Blvd.                       Senior vice president, Portfolio
Fort Lauderdale,                             Management/Research, of the
Florida                                      Templeton Global Bond Managers
Age 39                                       division of Templeton Investment
                                             Counsel, Inc.; formerly, portfolio
                                             manager and bond analyst for
                                             Constitutional Capital

PAGE



                                                   Management (1985-1987), and a
                                                   bond trader and research
                                                   analyst for Bank of New
                                                   England (1982-1985); and
                                                   officer of 4 of the
                                                   investment companies in the
                                                   Franklin Templeton Group of
                                                   Funds.
THOMAS LATTA               Vice President          Vice President of the
500 East Broward Blvd.                             Templeton Global Bond
Fort Lauderdale,                                   Managers division of
Florida                                            Templeton Investment Counsel,
Age 36                                             Inc., formerly, portfolio
                                                   manager at Forester &
                                                   Bairston (1988-1991) and
                                                   investment advisor at
                                                   Merrill, Lynch, Pierce,
                                                   Fenner & Smith, Inc. (1981-
                                                   1988).

ELIZABETH M. KNOBLOCK      Vice President -        General counsel, secretary
500 East Broward Blvd.     Compliance              and a senior vice president
Fort Lauderdale,                                   of Templeton Investment
Florida                                            Counsel, Inc.; formerly, vice
Age 41                                             president and associate
                                                   general counsel of Kidder
                                                   Peabody & Co. Inc. (1989-
                                                   1990), assistant general
                                                   counsel of Gruntal & Co.,
                                                   Inc. (1988), vice president
                                                   and associate general
                                                   counsel of Shearson Lehman
                                                   Hutton Inc. (1988), vice
                                                   president and assistant
                                                   general counsel of E.F.
                                                   Hutton & Co. Inc. (1986-
                                                   1988), and special counsel
                                                   of the division of investment
                                                   management of the Securities
                                                   and Exchange Commission
                                                   (1984-1986); and officer of
                                                   23 of the investment
                                                   companies in the Franklin
                                                   Templeton Group of Funds.

JAMES R. BAIO              Treasurer               Certified public accountant;
500 East Broward Blvd.                             senior vice president of
Fort Lauderdale,                                   Templeton Worldwide, Inc.,
Florida                                            and Templeton Funds Trust
Age 42                                             Company; formerly, senior tax
                                                   manager with Ernst & Young
                                                   (certified public
                                                   accountants) (1977-1989); and
                                                   treasurer of 23 of the
                                                   investment companies in the
                                                   Franklin Templeton Group of

PAGE

                                                       Funds.

BARBARA J. GREEN          Secretary                    Senior vice president of Templeton Worldwide, Inc. and an officer of other
500 East Broward Blvd.                                 subsidiaries of Templeton Worldwide, Inc.; formerly, deputy director of
Fort Laurderdale,                                      the Division of Investment Management, executive assistant and senior
Florida                                                advisor to the chairman, counsellor to the chairman, special counsel
Age 49                                                 and attorney fellow, U.S. Securities and Exchange Commission (1986-1995), attorney, Rogers & Wells, and judicial clerk, U.S. District Court
                                                       (District of Massachusetts); and secretary of 23 of the investment companies in the Franklin Templeton Group of Funds.



The table above shows the officers and Board members who are affiliated with Distributors and TGBM. Nonaffiliated members of the Board and Mr. Brady are currently paid an annual retainer and/or fees for attendance at Board and Committee meetings, the amount of which is based on the level of assets in the Fund. Accordingly, the Trust currently pays the independent members of the Board and Mr. Brady an annual retainer of $2,500 and a fee of $200 per meeting of the Board and its portion of a flat fee of $2,000 for each Audit Committee meeting and/or Nominating and Compensation Committee meeting attended. As shown above, some of the nonaffiliated Board members also serve as directors, trustees or managing general partners of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members and Mr. Brady by the Trust and by other funds in the Franklin Templeton Group of Funds.

PAGE

                                                                          NUMBER OF
                                                                          BOARDS IN THE
                                                 TOTAL FEES               FRANKLIN
                                                 RECEIVED FROM            TEMPLETON GROUP
                             TOTAL FEES          THE FRANKLIN             OF FUNDS ON
                             RECEIVED FROM       TEMPLETON GROUP          WHICH EACH
NAME                         THE TRUST(A)        OF FUNDS(B)              SERVES(C)
----                         -------------       ---------------          ---------------

Harris J.Ashton                  $3,400             $339,592                     55

Nicholas F. Brady                $3,400              119,275                     23

F. Bruce Clarke(D)               $3,686               69,500                      0

Hasso-G von
  Diergardt-Naglo(E)             $3,400               66,375                      0

S. Joseph Fortunato              $3,400              356,412                     57

John Wm. Galbraith               $3,386              102,475                     22

Andrew H. Hines, Jr.             $3,820              130,525                     24

Betty P. Krahmer                 $3,400              119,275                     23

Gordon S. Macklin                $3,534              331,542                     52

Fred R. Millsaps                 $3,686              130,525                     24


-------------------

(A) For the fiscal year ended August 31, 1996.

(B) For the calendar year ended December 31, 1996.

(C) We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 61 registered investment companies, with approximately 171 U.S. based funds or series.

(D) Mr. Clarke resigned as a director on October 20, 1996.

(E) Mr. Von Diergardt resigned as a director on December 31, 1996.

Nonaffiliated members of the Board and Mr. Brady are reimbursed for expenses incurred in connection with attending board meetings, and paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director, trustee or managing general partner. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Trust or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of December 1, 1996, the officers and Board members, as a group, owned of record and beneficially approximately 1,896 shares, or less than 1% of each class of the Fund's total outstanding shares. Many of the Board members also own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

PAGE


INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Manager and Services Provided. The Fund's investment manager is TGBM. TGBM provides investment research and portfolio management services, including the selection of securities for the Fund to buy, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. TGBM's activities are subject to the review and supervision of the Board to whom TGBM renders periodic reports of the Fund's investment activities. TGBM is covered by fidelity insurance on its officers, directors and employees for the protection of the Fund.

TGBM and its affiliates act as investment manager to numerous other investment companies and accounts. TGBM may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by TGBM on behalf of the Fund. Similarly, with respect to the Fund, TGBM is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that TGBM and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. TGBM is not obligated to refrain from investing in securities held by the Fund or other funds that it manages. Of course, any transactions for the accounts of TGBM and other access persons will be made in compliance with the Fund's Code of Ethics. Please see "Miscellaneous Information
- Summary of Code of Ethics."

Management Fees. Under its management agreement, the Fund pays TGBM a monthly management fee equal to an annual rate of 0.50% of its average daily net assets, reduced to 0.45% of such net assets in excess of $200,000,000 and further reduced to 0.40% of such net assets in excess of $1,300,000,000. Each class pays its proportionate share of the management fee.

For the fiscal years ended August 31, 1996, 1995 and 1994, management fees totaling $968,182, $989,493 and $1,040,324, respectively, were paid to TGBM.

Management Agreement. The management agreement may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the management agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, or by TGBM on 60 days' written notice, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

Administrative Services. FT Services (and, prior to October 1, 1996, Templeton Global Investors, Inc.) provides certain administrative services and facilities for the Fund. These include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services is a wholly owned subsidiary of Resources.

Under its administration agreement, the Trust pays FT Services a monthly administration fee equal to an annual rate of 0.15% of the Trust's average daily net assets up to $200 million, 0.135% of average daily net assets over $200 million up to $700 million, 0.10% of average daily net assets over $700 million up to $1.2 billion, and 0.075% of average daily net assets over $1.2 billion. The fee is allocated between the two series of shares of the Trust, the Fund and Templeton Money Fund, according to their respective average daily net assets. During the fiscal years ended August 31, 1996,

PAGE


1995, and 1994, the Fund paid to Templeton Global Investors, Inc. administration fees totaling $278,143, $282,007 and $300,111, respectively.

Shareholder Servicing Agent. Investor Services, a wholly owned subsidiary of Resources, is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account.

Custodian. The Chase Manhattan Bank, at its principal office at MetroTech Center, Brooklyn, NY 11245, and at the offices of its branches and agencies throughout the world, acts as custodian of the Fund's assets. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

Auditors. McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, NY 10017, are the Fund's independent auditors. During the fiscal year ended August 31, 1996, their auditing services consisted of rendering an opinion on the financial statements of the Fund included in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1996, and review of the Fund's filings with the SEC and the IRS. Advisor Class shares of the Fund were not offered to the public before January 1, 1997.


HOW DOES THE FUND BUY SECURITIES FOR ITS PORTFOLIO?

The selection of brokers and dealers to execute transactions in the Fund's portfolio is made by TGBM in accordance with criteria set forth in the investment management agreement and any directions that the Board may give.

When placing a portfolio transaction, TGBM seeks to obtain prompt execution of orders at the most favorable net price. When portfolio transactions are done on a securities exchange, the amount of commission paid by the Fund is negotiated between TGBM and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid in connection with portfolio transactions are based to a large degree on the professional opinions of the persons responsible for the placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. TGBM will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of TGBM, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The amount of commission is not the only factor TGBM considers in the selection of a broker to execute a trade. If TGBM believes it is in the Fund's best interest, it may place portfolio transactions with brokers who provide the types of services described below, even if it means the Fund will pay a higher commission than if no weight were given to the broker's furnishing of these services. This will be done only if, in the opinion of TGBM, the amount of any additional commission is reasonable in relation to the value of the services. Higher commissions will be paid only when the brokerage and research services received are bona fide and produce a direct benefit to the Fund or assist TGBM in

PAGE

carrying out its responsibilities to the Fund, or when it is otherwise in the best interest of the Fund to do so, whether or not such services may also be useful to TGBM in advising other clients.

When TGBM believes several brokers are equally able to provide the best net price and execution, it may decide to execute transactions through brokers who provide quotations and other services to the Fund, in an amount of total brokerage as may reasonably be required in light of these services. Specifically, these services may include providing the quotations necessary to determine the Fund's Net Asset Value, as well as research, statistical and other data.

It is not possible to place a dollar value on the special executions or on the research services received by TGBM from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits TGBM to supplement its own research and analysis activities and to receive the views and information of individuals and research staff of other securities firms. As long as it is lawful and appropriate to do so, TGBM and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Fund's officers are satisfied that the best execution is obtained, consistent with internal policies the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

Because Distributors is a member of the NASD, it may sometimes receive certain fees when the Fund tenders portfolio securities pursuant to a tender-offer solicitation. As a means of recapturing brokerage for the benefit of the Fund, any portfolio securities tendered by the Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next investment management fee payable to TGBM will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by TGBM are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by TGBM, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.

Sale or purchase of securities, without payment of brokerage commissions, fees (except customary transfer fees) or other remuneration in connection therewith, may be effected between any of these funds, or between funds and private clients, under procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

During the fiscal years ended August 31, 1996, 1995 and 1994, the Fund paid brokerage commissions totaling $0, $0 and $32,000, respectively.

As of August 31, 1996, the Fund did not own securities of its regular broker-dealers.


HOW DO I BUY, SELL AND EXCHANGE SHARES?

PAGE


ADDITIONAL INFORMATION ON BUYING SHARES

Securities laws of states where the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required by state law to register as Securities Dealers.

When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.

Reinvestment Date. Shares acquired through the reinvestment of dividends will be purchased at the Net Asset Value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

ADDITIONAL INFORMATION ON EXCHANGING SHARES

If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be exchanged into the new fund and will be invested at Net Asset Value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange is included in the tax section in this SAI and in the Prospectus.

If a substantial number of shareholders should, within a short period, sell their shares of the Fund under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the Fund's investment objective exist immediately. This money will then be withdrawn from the short-term money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.

ADDITIONAL INFORMATION ON SELLING SHARES

Systematic Withdrawal Plan. There are no service charges for establishing or maintaining a systematic withdrawal plan. Once your plan is established, any distributions paid by the Fund will be automatically reinvested in your account. Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if

PAGE


there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

Through Your Securities Dealer. If you sell shares through your Securities Dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from your dealer's failure to do so must be settled between you and your Securities Dealer.

Redemptions in Kind. The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

GENERAL INFORMATION

If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.

If mail is returned as undeliverable or we are unable to locate you or verify your current mailing address, we may deduct the costs of our efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

Special Services. The Franklin Templeton Institutional Services Department provides specialized services, including recordkeeping, for institutional investors. The cost of these services is not borne by the Fund.

Investor Services may pay certain financial institutions that maintain omnibus accounts with the Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such

PAGE


owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.

Certain shareholder servicing agents may be authorized to accept your transaction request.


HOW ARE FUND SHARES VALUED?

We calculate the Net Asset Value per share of each class as of the scheduled close of the NYSE, generally 4:00 p.m. Eastern time, each day that the NYSE is open for trading. As of the date of this SAI, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

For the purpose of determining the aggregate net assets of the Fund, cash and receivables are valued at their realizable amounts. Interest is recorded as accrued and dividends are recorded on the ex-dividend date. Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and ask prices. Over-the-counter portfolio securities are valued within the range of the most recent quoted bid and ask prices. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by TGBM.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business of the NYSE on each day that the NYSE is open. Trading in European or Far Eastern securities generally, or in a particular country or countries, may not take place on every NYSE business day. Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE and on which the Net Asset Value of each class is not calculated. Thus, the calculation of the Net Asset Value of each class does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in the calculation and, if events materially affecting the values of these foreign securities occur, the securities will be valued at fair value as determined by management and approved in good faith by the Board.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the Net Asset Value of each class is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the scheduled close of the NYSE that will not be reflected in the computation of the Net Asset Value of each class. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the Board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity)

PAGE


and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, the Fund may utilize a pricing service, bank or Securities Dealer to perform any of the above described functions.


ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

You may receive two types of distributions from the Fund:

1. Income dividends. The Fund receives income generally in the form of interest and other income derived from its investments. This income, less the expenses incurred in the Fund's operations, is its net investment income from which income dividends may be distributed. Thus, the amount of dividends paid per share may vary with each distribution.

2. Capital gain distributions. The Fund may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Distributions by the Fund derived from net short-term and net long-term capital gains (after taking into account any capital loss carryforward or post October loss deferral) may generally be made once a year in December to reflect any net short-term and net long-term capital gains realized by the Fund as of October 31 of the current fiscal year and any undistributed capital gains from the prior fiscal year. The Fund may make more than one distribution derived from net short-term and net long-term capital gains in any year or adjust the timing of these distributions for operational or other reasons.

TAXES

As stated in the Prospectus, the Fund has elected and qualified to be treated as a regulated investment company under Subchapter M of the Code. The Fund intends normally to pay a monthly dividend representing its net investment income and to distribute at least annually any net realized capital gain. The status of the Fund as a regulated investment company does not involve government supervision of management or of its investment practices or policies. As a regulated investment company, the Fund generally will be relieved of liability for U.S. federal income tax on that portion of its net investment income and net realized capital gains which it distributes to its shareholders. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are also subject to a nondeductible 4% excise tax. To avoid application of the excise tax, the Fund intends to distribute in accordance with the calendar year distribution requirement.

The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to shareholders will be taxable to the extent of the Fund's available earnings and profits.

Dividends from net investment income and distributions from short-term capital gains (the excess of net short-term capital gains over net long-term capital losses) are taxable to shareholders as ordinary income. Distributions from net investment income may be eligible for the corporate dividends received deduction to the extent attributable to the Fund's qualifying dividend income. However, the

PAGE


alternative minimum tax applicable to corporations may reduce the benefit of the dividends received deduction. Distributions from net long-term capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder, and are not eligible for the dividends received deduction. Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of the Fund. Any distributions that are not from the Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they received and any tax withheld thereon.

Debt securities purchased by the Fund may be treated for federal income tax purposes as having original issue discount. Original issue discount essentially represents interest for federal tax purposes and can be defined generally as the excess of the stated redemption price at maturity over the issue price. Original issue discount, whether or not any income is actually received by the Fund, is treated for U.S. federal income tax purposes as income earned by the Fund, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount included in the income of the Fund each year is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued but unpaid interest.

In addition, debt securities may be purchased by the Fund at a discount which exceeds the original issue discount remaining on the securities, if any, at the time the Fund purchased the securities. This additional discount represents market discount for federal income tax purposes. In the case of any debt security having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest for most purposes of the Code to the extent it does not exceed the accrued market discount on the security (unless the Fund elects for all its debt securities having a fixed maturity date of more than one year from the date of issue to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis. In the case of any debt security having a fixed maturity date of not more than one year from the date of issue, the gain realized on disposition will be treated as short-term capital gain. Market discount on securities with a fixed maturity date not exceeding one year from the date of issue generally is included in income on a ratable basis.

The Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

PAGE


The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election may be available that would involve marking to market the Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. The Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

Certain of the options, futures contracts and forward contracts in which the Fund may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"); however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by the Fund at the end of each taxable year (and, with certain exceptions, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

Generally, the hedging transactions undertaken by the Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.

The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the elections made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to the Fund that did not engage in such hedging transactions.

Requirements relating to the Fund's tax status as a regulated investment company may limit the extent to which the Fund will be able to engage in such transactions in options, futures and forward contracts.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays

PAGE


such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains and losses, may increase or decrease the amount of the Fund's net investment income to be distributed to its shareholders as ordinary income. For example, fluctuations in exchange rates may increase the amount of income that the Fund must distribute in order to qualify for treatment as a regulated investment company and to prevent application of an excise tax on undistributed income. Alternatively, fluctuations in exchange rates may decrease or eliminate income available for distribution. If section 988 losses exceed other net investment income during a taxable year, the Fund would not be able to make ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders for federal income tax purposes, rather than as an ordinary dividend, reducing each shareholder's basis in his Fund shares, or as a capital gain.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and intends to elect to "pass through" to the Fund's shareholders the amount of foreign taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If the Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by the Fund will be treated as U.S. source income.

PAGE


Upon the sale or exchange of the Fund shares, a shareholder will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term if the shareholder's holding period for the shares is more than one year and generally otherwise will be short-term. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in the Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of the Fund shares held by the shareholder for 6 months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares. It is not anticipated that gain or loss will be realized from a disposition of the Fund shares since the Fund intends to maintain a share price of $1.

In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of stock. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of stock.

The Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions and redemption proceeds (except redemptions from the Fund), to a shareholder if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding.

Ordinary dividends and taxable capital gain distributions declared in October, November, or December with a record date in such a month and paid during the following January will be treated as having been paid by the Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

U.S. tax rules applicable to foreign investors may differ significantly from those outlined above. Distributions also may be subject to state, local and foreign taxes. Shareholders should consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.


THE FUND'S UNDERWRITER

Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering of the Fund's shares. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the

PAGE


Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors and/or its affiliates provide financial support to various Securities Dealers that sell shares of the Franklin Templeton Group of Funds. Such support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a Securities Dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a Securities Dealer's support of, and participation in, Distributors' marketing programs; a Securities Dealer's compensation programs for its registered representatives; and the extent of a Securities Dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to Securities Dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain Securities Dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the NASD's rules.

Distributors will not receive compensation from the Fund for acting as underwriter with respect to the Advisor Class shares.



HOW DOES THE FUND MEASURE PERFORMANCE?

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. If a Rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation. An explanation of these and other methods used by the Fund to compute or express performance for the Advisor Class shares follows. For any period prior to January 1, 1997, the standardized performance quotations for Advisor Class will be calculated by substituting the performance of Class I for the relevant time period,and excluding the effect of the maximum sales charge and including the effect of Rule 12b-1 fees applicable to Class I. Regardless of the method used, past performance is not necessarily indicative of future results, but is an indication of the return to shareholders only for the limited historical period used.

TOTAL RETURN

PAGE


Average Annual Total Return. Average annual total return is determined by finding the average annual rates of return over one-, five- and ten-year periods, or fractional portion thereof, that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at Net Asset Value. The quotation assumes the account was completely redeemed at the end of each one-, five- and ten-year period and the deduction of all applicable charges and fees.

The average annual total return for Advisor Class for the one- and five-year periods ended August 31, 1996 would have been ___%, and ___%, and for the period from commencement of operations on September 18, 1986 through August 31, 1996, would have been ___%.

These figures were calculated according to the SEC formula:

P(1+T)(n) = ERV

where:

P        =        a hypothetical initial payment of $1,000
T        =        average annual total return
(n)      =        number of years
ERV      =        ending redeemable value of a hypothetical $1,000 payment
                  made at the beginning of the one-, five- or ten-year periods at the end of the one-, five- or ten-year periods (or fractional portion thereof)

Cumulative Total Return. The Fund may also quote its cumulative total return, in addition to its average annual total return. These quotations are computed the same way, except the cumulative total return will be based on the Fund's actual return for a specified period rather than on its average return over the period. The cumulative total return for Advisor Class for the one- and five-year periods ended August 31, 1996 would have been 11.44% and 47.83%, and for the period from commencement of operations on September 18, 1986 through August 31, 1996, would have been 121.75%.

YIELD

Current Yield. Current yield of each class shows the income per share earned by the Fund. It is calculated by dividing the net investment income per share of Advisor Class earned during a 30-day base period by the Net Asset Value per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders of the class during the base period. The yield for Advisor Class for the 30-day period ended August 31, 1996, would have been 7.50%.

These figures were obtained using the following SEC formula:

Yield = 2 [(a-b + 1)(6) - 1]
                cd

where:

PAGE


a =      dividends and interest earned during the period
b =      expenses accrued for the period (net of reimbursements)

c = he average daily number of shares outstanding during the period that were entitled to receive dividends
d =      the Net Asset Value per share on the last day of the period

CURRENT DISTRIBUTION RATE

Current yield, which is calculated according to a formula prescribed by the SEC, is not indicative of the amounts which were or will be paid to shareholders of a class. Amounts paid to shareholders are reflected in the quoted current distribution rate. For Advisor Class, the current distribution rate is usually computed by annualizing the dividends paid per share by the class during a certain period and dividing that amount by the current Net Asset Value. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, such as premium income from option writing and short-term capital gains and is calculated over a different period of time. The current distribution rate for Advisor Class for the 30-day period ended August 31, 1996, would have been 6.15%.

VOLATILITY

Occasionally statistics may be used to show the Fund's volatility or risk. Measures of volatility or risk are generally used to compare the Fund's Net Asset Value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of Net Asset Value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS

For any period prior to January 1, 1997, sales literature about Advisor Class may quote a current distribution rate, yield, cumulative total return, average annual total return and other measures of performance as described elsewhere in this SAI by substituting the performance of Class I for the relevant time period and excluding the effect of the maximum sales charge, if applicable, and Rule 12b-1 fees applicable to Class I.

Sales literature referring to the use of the Fund as a potential investment for Individual Retirement Accounts (IRAs), Business Retirement Plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of both the Franklin Group of Funds and Templeton Group of Funds.

PAGE


COMPARISONS

From time to time, advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information may also compare the performance of Advisor Class to the return on CDs or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the Fund's fixed-income investments, if any, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

Performance information for the Fund may be compared, in reports and promotional literature, to: (i) unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for the Fund reflects only the performance of a hypothetical investment in the Fund during the particular time period on which the calculations are based. Performance information should be considered in light of the Fund's investment objective and policies, characteristics and quality of the portfolio and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

From time to time, the Fund and TGBM may also refer to the following information:

(1) TGBM's and its affiliates' market share of international equities managed in mutual funds prepared or published by Strategic Insight or a similar statistical organization.

(2) The performance of U.S. equity and debt markets relative to foreign markets prepared or published by Morgan Stanley Capital International or a similar financial organization.

PAGE


(3) The capitalization of U.S. and foreign stock markets as prepared or published by the International Finance Corporation, Morgan Stanley Capital International or a similar financial organization.

(4) The geographic and industry distribution of the Fund's portfolio and the Fund's top ten holdings.

(5) The gross national product and populations, including age characteristics, literacy rates, foreign investment improvements due to a liberalization of securities laws and a reduction of foreign exchange controls, and improving communication technology, of various countries as published by various statistical organizations.

(6) To assist investors in understanding the different returns and risk characteristics of various investments, the Fund may show historical returns of various investments and published indices (e.g., Ibbotson Associates, Inc. Charts and Morgan Stanley EAFE - Index).

(7) The major industries located in various jurisdictions as published by the Morgan Stanley Index.

(8) Rankings by DALBAR Surveys, Inc. with respect to mutual fund shareholder services.

(9) Allegorical stories illustrating the importance of persistent long-term investing.

(10) The Fund's portfolio turnover rate and its ranking relative to industry standards as published by Lipper Analytical Services, Inc. or Morningstar, Inc.

(11) A description of the Templeton organization's investment management philosophy and approach, including its worldwide search for undervalued or "bargain" securities and its diversification by industry, nation and type of stocks or other securities.

(12) The number of shareholders in the Fund or the aggregate number of shareholders of the open-end investment companies in the Franklin Templeton Group of Funds or the dollar amount of fund and private account assets under management.

(13) Comparison of the characteristics of various emerging markets, including population, financial and economic conditions.

(14) Quotations from the Templeton organization's founder, Sir John Templeton,* advocating the virtues of diversification and long-term investing, including the following:

         - "Never follow the crowd. Superior performance is possible only if you invest differently from the crowd."

--------
         * Sir John Templeton sold the Templeton organization to Resources in October, 1992 and resigned from the Fund's Board on April 16, 1995. He is no longer involved with the investment management process.

PAGE
         -        "Diversify by company, by industry and by country."

         -        "Always maintain a long-term perspective."

         -        "Invest for maximum total real return."

         -        "Invest - don't trade or speculate."

         -        "Remain flexible and open-minded about types of investment."

         -        "Buy low."

         - "When buying stocks, search for bargains among quality stocks."

         -        "Buy value, not market trends or the economic outlook."

         - "Diversify. In stocks and bonds, as in much else, there is safety in numbers."

         -        "Do your homework or hire wise experts to help you."

         -        "Aggressively monitor your investments."

         -        "Don't panic."

         -        "Learn from your mistakes."

         -        "Outperforming the market is a difficult task."

         - "An investor who has all the answers doesn't even understand all the questions."

         -        "There's no free lunch."

         - "And now the last principle: Do not be fearful or negative too often."


MISCELLANEOUS INFORMATION

The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.

The Fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 48

PAGE

years and now services more than 2.5 million shareholder accounts. In 1992, Franklin, a leader in managingfixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton Worldwide, Inc., a pioneer in international investing. Together, the Franklin Templeton Group has over $152 billion in assets under management for more than [4.2] million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 125 U.S. based open-end investment companies to the public. The Fund may identify itself by its NASDAQ symbol or CUSIP number.

The Dalbar Surveys, Inc. broker-dealer survey has ranked Franklin number one in service quality for five of the past eight years.

[As of [], 199[], the principal shareholder[s] of the Class I and Class II shares of the Fund, beneficial or of record, [was] [were] as follows:]

NAME AND ADDRESS                  SHARE AMOUNT                 PERCENTAGE
----------------                  ------------                 ----------
CLASS I
[]                                    []                         []%
CLASS II
[]                                    []                         []%


From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. [NOTE:
VERIFY.] [To the best knowledge of the Fund, no other person holds beneficially or of record more than 5% of the Fund's outstanding Advisor Class shares.]

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Fund's Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets if you are held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk of you incurring financial loss on account of shareholder liability is limited to the unlikely circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, prior to executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.

PAGE

Summary of Code of Ethics. Employees of Resources or its subsidiaries who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed within 24 hours after clearance; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and (iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.


FINANCIAL STATEMENTS

The audited financial statements contained in the Annual Report to Shareholders of the Fund, for the fiscal year ended August 31, 1996, including the auditors' report, are incorporated herein by reference. These audited financial statements do not include information for Advisor Class as these shares were not publicly offered prior to the date of this SAI.

PAGE

USEFUL TERMS AND DEFINITIONS

1933 Act - Securities Act of 1933, as amended

1940 Act - Investment Company Act of 1940, as amended

Board - The Board of Trustees of the Trust

CD - Certificate of deposit

Class I, Class II and Advisor Class - Each Fund offers three classes of shares, designated "Class I," "Class II," and "Advisor Class." The three classes have proportionate interests in the respective Fund's portfolio. Class I and Class II differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Advisor Class shares are purchased without a sales charge and do not have a Rule 12b-1 plan.

Code - Internal Revenue Code of 1986, as amended

Contingency Period - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. For Class II shares, the contingency period is 18 months. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.

Contingent Deferred Sales Charge (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.

Distributors - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter.

Franklin Funds - the mutual funds in the Franklin Group of Funds(R) except Franklin Valuemark Funds and the Franklin Government Securities Trust

Franklin Templeton Funds - The Franklin Funds and the Templeton Funds and Mutual Series.

Franklin Templeton Group - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries.

Franklin Templeton Group of Funds - All U.S. registered investment companies in the Franklin Group of Funds(R), and the Templeton Group of Funds and Mutual Series.

FT Services - Franklin Templeton Services, Inc., the Fund's administrator.

Investor Services - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

PAGE

Market Timer(s) - Market Timers generally include market timing or allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern.

Moody's - Moody's Investors Service, Inc.

Mutual Series - Franklin Mutual Series Fund Inc., a member of the Franklin Group of Funds, formerly the Mutual Series Fund Inc. Each series of Mutual Series began offering three classes of shares on November 1, 1996, Class I, Class II and Class Z. All shares sold before that time are designated Class Z shares.

NASD - National Association of Securities Dealers, Inc.

Net Asset Value (NAV) - the value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of a Fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation

NYSE - New York Stock Exchange, Inc.

Offering Price - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge, if applicable. The maximum front-end sales charge is 5.75% for Class I and 1% for Class II. Advisor Class has no front-end sales charge.

Prospectus - The prospectus for Advisor Class of the Fund dated January 1, 1997, as may be amended from time to time.

Qualified Retirement Plan(s) - an employer sponsored pension or profit-sharing plan that qualifies under section 401 of the Code. Examples include 401(k), money purchase pension, profit sharing and defined benefit plans.

REIT - Real Estate Investment Trust

Resources - Franklin Resources, Inc.

SAI - Statement of Additional Information

S&P - Standard & Poor's Corporation

SEC - U.S. Securities and Exchange Commission

Securities Dealer - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with a Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

PAGE

Templeton Funds - The U.S. registered mutual funds in the Templeton Group of Funds except Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund

TGBM - Templeton Global Bond Managers, a division of Templeton Investment Counsel, Inc., the Fund's investment manager, is located at Broward Financial Centre, Fort Lauderdale, FL 33394-3091.

Trust Company - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

U.S. - United States

We/Our/Us - Unless the context indicates a different meaning, these terms refer to the Funds and/or Investor Services, Distributors, or other wholly-owned subsidiaries of Resources.

PAGE

APPENDICES

DESCRIPTION OF RATINGS

CORPORATE BOND RATINGS

Moody's

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A - Bonds rated A possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

PAGE


Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating may also reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.


COMMERCIAL PAPER RATINGS

Moody's

Moody's commercial paper ratings, which are also applicable to municipal paper investments permitted to be made by the Fund, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

PAGE


P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

PAGE
                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

         (a) Financial Statements: Incorporated by reference from the 1996 Annual Reports to Shareholders of Templeton Global Bond Fund:

                  Independent Auditors' Report

                  Investment Portfolio as of August 31, 1996

                  Statement of Assets and Liabilities as of August 31, 1996

                  Statement of Operations for the year ended August 31, 1996

                  Statements of Changes in Net Assets for the years ended August 31, 1996 and 1995

                  Notes to Financial Statements

         (B)  EXHIBITS:

                  (1)      (A)      Amended and Restated Declaration of Trust*
                           (B)      Establishment and Designation of Series of
                                    Shares of Beneficial Interest*
                           (C)      First Amendment to Declaration of Trust*
                           (D)      Second Amendment to Declaration of Trust*
                           (E)      Establishment and Designation of Classes*
                           (F)      Establishment and Designation of Classes
                                      (Advisor Class)

                  (2)      By-Laws*

                  (3)  Not applicable

                  (4)               Specimen security of Templeton Income Fund*

                  (5) Amended and Restated Investment Management Agreement - Templeton Income Fund*

                  (6)      (A)      Distribution Agreement*
                           (B)      Dealer Agreement*

                  (7)      Not applicable

                  (8)      (A)      Custody Agreement - Templeton Income Fund*

                  (9)      (A)      Fund Administration Agreement *
                           (B)      Form of Transfer Agent Agreement*
                           (C)      Form of Sub-Transfer Agent Services
                                    Agreement*
                           (D)      Form of Sub-Accounting Services Agreement*

                  (10) Opinion and consent of counsel (Included in Rule 24f-2 notice)*

                  (11) Consent of independent public accountants *

                  (12) Not applicable

                  (13) Initial capital agreement*

                  (14)     Model retirement plans*

                  (15)     (A)(1) Distribution Plan - Templeton Income Fund
                                  Class I  Shares*
                              (2) Distribution Plan - Templeton Income Fund
                                   Class II Shares*

                  (17)     Assistant Secretary's Certificate pursuant to
                           Rule 483(b)*

                  (18) Form of Multi-class Plan*

                  (27) Financial Data Schedule

-----------------

* Previously filed with Registration No. 33-6510 and incorporated by reference herein.




PAGE






ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                           None.

ITEM 26. NUMBER OF RECORD HOLDERS

                  Shares of Beneficial Interest, par value $0.01 per share - Templeton Global Bond Fund Class I: 10,859 Shareholders as of November 30, 1996

                  Shares of Beneficial Interest, par value $0.01 per share - Templeton Global Bond Fund Class II: 658 Shareholders as of November 30, 1996

ITEM 27. INDEMNIFICATION

                  Reference is made to Article IV of the Registrant's Declaration of Trust, which is filed herewith.


                    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registran of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in con-nection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND ITS OFFICERS AND DIRECTORS

        The business and other connections of Registrant's investment adviser, the Templeton Global Bond Managers division of Templeton Investment Counsel, Inc., are described in Parts A and B.

        For information relating to the investment adviser's officers and directors, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Templeton Investment Counsel, Inc.


PAGE


ITEM 29.  PRINCIPAL UNDERWRITERS

         (a) Franklin Templeton Distributors, Inc. also acts as principal underwriter of shares of:

                  Franklin Templeton Japan Fund
                  Templeton American Trust, Inc.
                  Templeton Capital Accumulator Fund, Inc.
                  Templeton Developing Markets Trust
                  Templeton Funds, Inc.
                  Templeton Global Investment Trust
                  Templeton Global Opportunities Trust
                  Templeton Global Real Estate Fund
                  Templeton Global Smaller Companies, Inc.
                  Templeton Growth Fund, Inc.
                  Templeton Institutional Funds, Inc.
                  Templeton Variable Products Series Fund

                  Franklin Asset Allocation Fund
                  Franklin California Tax-Free Income Fund, Inc.
                  Franklin California Tax-Free Trust
                  Franklin Custodian Funds, Inc.
                  Franklin Equity Fund
                  Franklin Federal Money Fund
                  Franklin Federal Tax-Free Income Fund
                  Franklin Gold Fund
                  Franklin Investors Securities Trust
                  Franklin High Income Trust
                  Franklin Managed Trust Franklin Money Fund
                  Franklin Municipal Securities Trust
                  Franklin New York Tax-Free Income Fund
                  Franklin New York Tax-Free Trust
                  Franklin Premier Return Fund
                  Franklin Real Estate Securities Trust
                  Franklin Strategic Mortgage Portfolio
                  Franklin Strategic Series
                  Franklin Tax-Advantaged High Yield Securities Fund Franklin Tax-Advantaged International Bond Fund
                  Franklin Tax-Advantaged U.S. Government Securities Fund Franklin Tax Exempt Money Fund
                  Franklin Tax-Free Trust
                  Franklin Templeton Global Trust
                  Franklin Templeton International Trust
                  Franklin Templeton Money Fund Trust
                  Franklin Value Investors Trust
                  Institutional Fiduciary Trust


         (b) The directors and officers of FTD, located at 777 Mariners Island Blvd., San, Mateo, California are as follows:


                                              POSITIONS AND OFFICES WITH    POSITIONS AND OFFICES WITH
                        NAME                          UNDERWRITER                    REGISTRANT


                Charles B. Johnson            Chairman of the Board and     Chairman, Vice President
                                              Director                      and Trustee

                Gregory E. Johnson            President                     None

                Rupert H. Johnson, Jr.        Executive Vice President      Vice President
                                              and Director

                Harmon E. Burns               Executive Vice President      Vice President
                                              and Director

                Edward V. McVey               Senior Vice President         None

                Kenneth V. Domingues          Senior Vice President         None

                William J. Lippman            Senior Vice President         None

                Richard C. Stoker             Senior Vice President         None

                Peter Jones                   Senior Vice President         None
                700 Central Avenue
                St. Petersburg, FL

                Charles E. Johnson            Senior Vice President         Vice President
                500 E. Broward Blvd.
                Ft. Lauderdale, FL

                Deborah R. Gatzek             Senior Vice President         Vice President
                                              and Assistant Secretary

                Daniel T. O'Lear              Senior Vice President         None

                Richard O. Conboy             Vice President                None

                James A. Escobedo             Vice President                None

                Loretta Fry                   Vice President                None

                Robert N. Geppner             Vice President                None

                Mike Hackett                  Vice President                None

                James K. Blinn                Vice President                None

                Philip J. Kearns              Vice President                None

                Ken Leder                     Vice President                None

                Jack Lemein                   Vice President                None

                John R. McGee                 Vice President                None

                Harry G. Mumford              Vice President                None

                Vivian J. Palmieri            Vice President                None

                Bert W. Feuss                 Vice President                None

                Kent P. Strazza               Vice President                None

                Francie Arnone                Vice President                None

                Alison Hawksley               Vice President                None

                Sarah Stypa                   Vice President                None

                John R. Kay                   Assistant Vice President      Vice President
                500 E. Broward Blvd.
                Ft. Lauderdale, FL

                Andrea Dover                  Assistant Vice President      None

                Laura Komar                   Assistant Vice President      None

                Virgina Marans                Assistant Vice President      None

                Bernadetti Marino Howard      Assistant Vice President      None

                Susan Thompson                Assistant Vice President      None

                Kenneth A. Lewis              Treasurer                     None

                Leslie M. Kratter             Secretary                     None

                Karen DeBellis                Assistant Treasurer           Assistant Treasurer
                700 Central Avenue
                St. Petersburg, FL

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Franklin Templeton Services, Inc., 500 East Broward Blvd., Fort Lauderdale, Florida 33394.

ITEM 31. MANAGEMENT SERVICES

                   Not applicable.

ITEM 32. UNDERTAKINGS

                  (a)  Not applicable.

                  (b)  Not applicable.

                  (c) Registrant undertakes to furnish to each person to whom a Prospectus for Templeton Global Bond Fund Fund is provided a copy of such Fund's latest Annual Report, upon request and without charge.






PAGE








                                   SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of St Petesburg, Florida on the 30th day of December, 1996.

                                        Templeton Income Trust
                                            (REGISTRANT)

                                       By:
                                              Gregory E. McGowan*
                                                President

*By:/s/JOHN K. CARTER
       John K. Carter
       attorney-in-fact**

   Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


Signature                                     Title                 Date


____________________                 President (Chief           December 30, 1996
Gregory E. McGowan*                  Executive Officer)



____________________                 Trustee, Chairman,         December 30, 1996
Charles B. Johnson*                  and Vice President



____________________                Trustee                     December 30, 1996
Betty P. Krahmer*




___________________                 Trustee                     December 30, 1996
Fred R. Millsaps*



____________________                Trustee                     December 30, 1996
Harris J. Ashton*


____________________                Trustee                     December 30, 1996
S. Joseph Fortunato*


____________________                Trustee                     December 30, 1996
Andrew H. Hines, Jr.*


____________________                Trustee                     December 30, 1996
Hasso-G Von Diergardt*


____________________                Trustee                     December 30, 1996
John Wm. Galbraith*


____________________                Trustee                     December 30, 1996
Gordon S. Macklin*


____________________                Trustee                     December 30, 1996
Nicholas F. Brady*


____________________                Treasurer (Chief            December 30, 1996
James R. Baio*                      Financial and
                                    Accounting Officer)


*By:/s/JOHN K. CARTER
       John K. Carter
       Attorney-in-fact**

** Powers of Attorney were previously filed with Registration Statement No. 33-6510 and are incorporated herein by reference, or are contained herewith.